United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/08

Date of Reporting Period:  Quarter ended 4/30/08

Item 1.                      Schedule of Investments

Federated MDT All Cap Core Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--98.2%
		Agricultural Chemicals--4.5%
165,900		Monsanto Co.	$18,915,918
		Agricultural Machinery--0.6%
38,700	[1]	AGCO Corp.	2,327,031
		Airline - Regional--0.5%
3,300	[1]	Alaska Air Group, Inc.	70,884
12,800	[1]	Republic Airways Holdings, Inc.	215,808
127,500		Southwest Airlines Co.	1,688,100
		TOTAL	1,974,792
		Aluminum--0.1%
3,800		Kaiser Aluminum Corp.	260,794
		Apparel--0.7%
8,900		Columbia Sportswear Co.	373,444
42,200		Guess ?, Inc.	1,615,416
4,700		Liz Claiborne, Inc.	83,143
15,900	[1]	Warnaco Group, Inc.	733,626
		TOTAL	2,805,629
		AT&T Divestiture--1.0%
112,600		AT&T, Inc.	4,358,746
		Auto Original Equipment Manufacturers--0.0%
6,400		Superior Industries International, Inc.	129,984
		Auto Rentals--0.0%
3,000	[1]	AMERCO	172,290
		Biotechnology--0.8%
19,300	[1]	Amgen, Inc.	808,091
18,000	[1]	Genentech, Inc.	1,227,600
17,300	[1]	Gilead Sciences, Inc.	895,448
6,800	[1]	Martek Biosciences Corp.	239,768
		TOTAL	3,170,907
		Building Materials--0.1%
6,500		Universal Forest Products, Inc.	225,615
		Clothing Stores--0.5%
1,600	[1]	Aeropostale, Inc.	50,864
16,000	[1]	Fossil, Inc.	572,640
38,800	[1]	Hanesbrands, Inc.	1,358,776
		TOTAL	1,982,280
		Commodity Chemicals--1.4%
137,600		Dow Chemical Co.	5,524,640
3,100		PPG Industries, Inc.	190,247
		TOTAL	5,714,887
		Computer Peripherals--0.5%
6,000	[1]	Hutchinson Technology, Inc.	84,840
44,500	[1]	Lexmark International Group, Class A	1,396,855
19,600	[1]	Western Digital Corp.	568,204
		TOTAL	2,049,899
		Computer Services--0.0%
7,700	[1]	Synnex Corp.	183,876
		Computer Stores--0.2%
16,400	[1]	Insight Enterprises, Inc.	197,784
15,500	[1]	Tech Data Corp.	520,955
		TOTAL	718,739
		Computers - Low End--5.3%
126,600	[1]	Apple, Inc.	22,022,070
		Computers - Midrange--0.5%
49,200		Hewlett-Packard Co.	2,280,420
		Construction Machinery--0.6%
33,200		Joy Global, Inc.	2,465,100
		Contracting--0.0%
2,400	[1]	Jacobs Engineering Group, Inc.	207,192
		Copper--0.0%
1,400	[1]	Southern Copper Corp.	160,664
		Crude Oil & Gas Production--5.9%
142,600		Apache Corp.	19,205,368
29,400		Cimarex Energy Co.	1,831,620
10,000	[1]	Newfield Exploration Co.	607,600
15,100		Pioneer Natural Resources, Inc.	871,723
15,500	[1]	Stone Energy Corp.	944,570
18,000	[1]	Swift Energy Co.	938,520
9,000		W&T Offshore, Inc.	368,100
		TOTAL	24,767,501
		Defense Aerospace--0.1%
12,000	[1]	AAR Corp.	280,800
		Department Stores--0.3%
32,500		Dillards, Inc., Class A	663,000
8,000		Penney (J.C.) Co., Inc.	340,000
23,700	[1]	Saks, Inc.	308,337
		TOTAL	1,311,337
		Discount Department Stores--0.3%
14,100	[1]	99 Cents Only Stores	134,091
19,800	[1]	BJ's Wholesale Club, Inc.	754,776
20,300		Family Dollar Stores, Inc.	434,420
		TOTAL	1,323,287
		Diversified Leisure--0.2%
18,500	[1]	Gaylord Entertainment Co.	547,970
15,000	[1]	Pinnacle Entertainment, Inc.	232,800
		TOTAL	780,770
		Diversified Oil--2.2%
19,100		Murphy Oil Corp.	1,725,494
91,000		Occidental Petroleum Corp.	7,572,110
		TOTAL	9,297,604
		Drug Stores--0.1%
5,200		Longs Drug Stores Corp.	208,312
		Electric Utility--2.6%
38,800		American Electric Power Co., Inc.	1,731,644
37,200		CMS Energy Corp.	542,376
60,500		Edison International	3,156,285
5,500	[1]	El Paso Electric Co.	124,135
3,900		Hawaiian Electric Industries, Inc.	96,135
5,800		Integrys Energy Group, Inc.	277,762
14,100		OGE Energy Corp.	460,929
15,600		Pepco Holdings, Inc.	388,596
11,900		Portland General Electric Co.	285,600
25,600	[1]	Reliant Resources, Inc.	658,944
22,100		SCANA Corp.	871,403
16,500		Sempra Energy	935,055
24,500		Wisconsin Energy Corp.	1,162,770
		TOTAL	10,691,634
		Electrical Equipment--0.3%
10,200	[1]	Rofin-Sinar Technologies, Inc.	388,416
56,100		Xerox Corp.	783,717
		TOTAL	1,172,133
		Electronic Instruments--0.0%
3,000		Analogic Corp.	172,770
		Ethical Drugs--0.6%
22,900		Bristol-Myers Squibb Co.	503,113
3,200	[1]	Forest Laboratories, Inc., Class A	111,072
34,900		Merck & Co., Inc.	1,327,596
14,300		Wyeth	635,921
		TOTAL	2,577,702
		Financial Services—0.9%
78,000		Ameriprise Financial, Inc.	3,704,220
7,000		Provident Financial Services, Inc.	108,010
		TOTAL	3,812,230
		Furniture--0.0%
1,900		Ethan Allen Interiors, Inc.	52,193
		Gas Distributor--0.3%
15,600		AGL Resources, Inc.	530,400
5,100		New Jersey Resources Corp.	162,435
11,400		WGL Holdings, Inc.	373,920
		TOTAL	1,066,755
		Generic Drugs--0.7%
54,700		Perrigo Co.	2,242,153
32,200	[1]	Warner Chilcott Ltd., Class A	554,162
		TOTAL	2,796,315
		Greeting Cards--0.1%
18,700		American Greetings Corp., Class A	334,730
		Grocery Chain--0.3%
34,700		Safeway, Inc.	1,096,520
		Home Building--2.8%
51,500		Centex Corp.	1,072,230
152,400		D. R. Horton, Inc.	2,360,676
19,000	[1]	Hovnanian Enterprises, Inc., Class A	224,580
58,700		KB HOME	1,320,750
60,300		Lennar Corp., Class A	1,110,726
12,600		M.D.C. Holdings, Inc.	549,108
10,000	[1]	Meritage Corp.	189,700
2,200	[1]	NVR, Inc.	1,349,700
117,500		Pulte Homes, Inc.	1,532,200
27,500		Ryland Group, Inc.	879,450
54,600	[1]	Toll Brothers, Inc.	1,236,144
		TOTAL	11,825,264
		Home Products--0.1%
7,900		Tupperware Brands Corp.	311,260
		Household Appliances--0.0%
2,400		Whirlpool Corp.	174,672
		Insurance Brokerage--0.1%
15,900		Odyssey Re Holdings Corp.	568,902
		Integrated Domestic Oil--5.3%
255,900		ConocoPhillips	22,045,785
		Integrated International Oil--5.0%
218,200		Chevron Corp.	20,979,930
		Internet Services--0.4%
51,100	[1]	NetFlix, Inc.	1,634,178
		Leasing--0.1%
14,100		GATX Corp.	620,400
		Life Insurance--4.5%
237,000		MetLife, Inc.	14,421,450
22,000		Protective Life Corp.	937,640
26,400		StanCorp Financial Group, Inc.	1,352,736
33,800		Torchmark Corp.	2,188,212
		TOTAL	18,900,038
		Lumber Products--0.1%
25,100		Louisiana-Pacific Corp.	288,901
		Maritime--0.7%
10,400	[1]	Kirby Corp.	570,336
32,100		Overseas Shipholding Group, Inc.	2,415,846
		TOTAL	2,986,182
		Medical Technology--0.3%
1,600	[1]	Intuitive Surgical, Inc.	462,816
11,200	[1]	Masimo Corp.	326,480
6,800		Stryker Corp.	440,844
		TOTAL	1,230,140
		Metal Fabrication--0.1%
300		Mueller Industries, Inc.	9,711
6,700		Timken Co.	242,205
		TOTAL	251,916
		Miscellaneous Communications--0.1%
11,200	[1]	Bankrate, Inc.	585,088
		Miscellaneous Food Products--0.7%
69,400		Archer-Daniels-Midland Co.	3,057,764
		Miscellaneous Machinery--0.1%
12,300		Fastenal Co.	600,363
		Miscellaneous Components--0.1%
9,100		Amphenol Corp., Class A	420,238
		Money Center Bank--5.0%
384,600		Bank of America Corp.	14,437,884
134,800		J.P. Morgan Chase & Co.	6,423,220
		TOTAL	20,861,104
		Mortgage and Title--0.3%
38,200		Fidelity National Financial, Inc., Class A	610,818
8,300		LandAmerica Financial Group, Inc.	238,210
6,500		MGIC Investment Corp.	84,695
24,000		PMI Group, Inc.	135,120
18,600		Radian Group, Inc.	100,440
6,600		Stewart Information Services Corp.	161,634
		TOTAL	1,330,917
		Multi-Industry Capital Goods--3.7%
1,100	[1]	Ceradyne, Inc.	42,856
326,000		Tyco International Ltd.	15,253,540
		TOTAL	15,296,396
		Multi-Line Insurance--5.4%
231,450		Allstate Corp.	11,655,822
66,600		Assurant, Inc.	4,329,000
4,100		FBL Financial Group, Inc., Class A	113,529
46,400		Genworth Financial, Inc., Class A	1,069,984
20,500		Hanover Insurance Group, Inc.	920,040
6,300		Hartford Financial Services Group, Inc.	449,001
4,600		Infinity Property & Casualty	178,296
5,000	[1]	Navigators Group, Inc.	245,000
152,800		UNUMProvident Corp.	3,546,488
		TOTAL	22,507,160
		Offshore Driller--1.0%
23,400	[1]	Hornbeck Offshore Services, Inc.	1,166,958
43,400		Tidewater, Inc.	2,830,548
		TOTAL	3,997,506
		Oil Service, Explore & Drill--1.9%
3,600	[1]	Dawson Geophysical Co.	260,424
26,700	[1]	Grey Wolf, Inc.	167,409
10,700	[1]	Gulfmark Offshore, Inc.	639,860
65,600		Helmerich & Payne, Inc.	3,526,000
43,300	[1]	Mariner Energy, Inc.	1,193,348
6,700		Patterson-UTI Energy, Inc.	187,198
2,700	[1]	Seacor Holdings, Inc.	229,797
2,100	[1]	Trico Marine Services, Inc.	79,149
28,200	[1]	Unit Corp.	1,790,982
		TOTAL	8,074,167
		Oil Well Supply--2.2%
99,200	[1]	FMC Technologies, Inc.	6,666,240
35,600	[1]	Oil States International, Inc.	1,782,136
19,000	[1]	Superior Energy Services, Inc.	843,220
		TOTAL	9,291,596
		Optical Reading Equipment--0.1%
12,300	[1]	Intermec, Inc.	259,776
		Other Communications Equipment--0.1%
10,400	[1]	Superior Essex, Inc.	309,192
42,500	[1]	Tellabs, Inc.	219,300
		TOTAL	528,492
		Paint & Related Materials--0.1%
5,000		Fuller (H.B.) Co.	115,400
2,900		Sherwin-Williams Co.	160,428
		TOTAL	275,828
		Personnel Agency--0.0%
6,600	[1]	Volt Information Science, Inc.	88,044
		Pollution Control--0.0%
2,200	[1]	Clean Harbors, Inc.	145,134
		Printing--0.0%
2,400	[1]	Consolidated Graphics, Inc.	139,608
		Property Liability Insurance--4.6%
10,400		American Financial Group, Inc.	285,168
151,800		Chubb Corp.	8,040,846
2,400		Mercury General Corp.	119,736
4,300	[1]	ProAssurance Corp.	227,599
17,200		Reinsurance Group of America	894,056
188,200		The Travelers Cos., Inc.	9,485,280
5,100		Transatlantic Holdings, Inc.	330,735
		TOTAL	19,383,420
		Psychiatric Centers--0.1%
11,100	[1]	Psychiatric Solutions, Inc.	385,281
		Railroad--0.6%
43,000		CSX Corp.	2,706,850
		Recreational Vehicles--0.1%
7,600		Harley Davidson, Inc.	290,700
		Regional Bank--4.1%
18,400		Associated Banc Corp.	520,168
138,700		BB&T Corp.	4,756,023
19,900		City National Corp.	965,548
7,500		Comerica, Inc.	260,475
2,100		Fifth Third Bancorp	45,003
11,700		First Community Bancorp	251,433
25,500		M & T Bank Corp.	2,377,365
14,600		Oriental Financial Group	274,480
104,300		Regions Financial Corp.	2,286,256
2,600		SunTrust Banks, Inc.	144,950
33,500		TCF Financial Corp.	582,900
10,700		Trustmark Corp.	233,046
34,500		UnionBanCal Corp.	1,811,595
52,400		Wells Fargo & Co.	1,558,900
5,800		Whitney Holding Corp.	135,778
9,500		Wilmington Trust Corp.	312,360
9,400		Zions Bancorp	435,690
		TOTAL	16,951,970
		Restaurant--0.0%
5,600		Bob Evans Farms, Inc.	157,192
		Savings & Loan--2.7%
14,900		Downey Financial Corp.	210,686
103,900		Federal Home Loan Mortgage Corp.	2,588,149
160,800		Federal National Mortgage Association	4,550,640
98,100		Hudson City Bancorp, Inc.	1,876,653
12,300		Newalliance Bancshares, Inc.	165,558
87,300		Washington Mutual Bank	1,072,917
25,600		Webster Financial Corp. Waterbury	666,880
		TOTAL	11,131,483
		Securities Brokerage--0.2%
900	[1]	InterContinentalExchange, Inc.	139,635
10,500	[1]	Interactive Brokers Group, Inc., Class A	331,485
100	[1]	KBW, Inc.	2,374
17,700	[1]	Knight Capital Group, Inc., Class A	331,167
		TOTAL	804,661
		Semiconductor Distribution--0.4%
68,600	[1]	Avnet, Inc.	1,796,634
		Semiconductor Manufacturing--2.4%
125,600	[1]	MEMC Electronic Materials, Inc.	7,909,032
129,900	[1]	Micron Technology, Inc.	1,002,828
45,600	[1]	Omnivision Technologies, Inc.	731,424
11,600	[1]	Plexus Corp.	279,444
22,700	[1]	Spansion, Inc.	74,910
		TOTAL	9,997,638
		Semiconductor Manufacturing Equipment--0.1%
23,000	[1]	Teradyne, Inc.	305,670
		Services to Medical Professionals--0.9%
20,900	[1]	Centene Corp.	383,933
49,400	[1]	Express Scripts, Inc., Class A	3,458,988
		TOTAL	3,842,921
		Shoes--0.2%
4,900	[1]	Deckers Outdoor Corp.	676,543
		Software Packaged/Custom--1.7%
20,500	[1]	Activision, Inc.	554,525
12,000	[1]	Advent Software, Inc.	478,320
13,000	[1]	CSG Systems International, Inc.	157,300
105,000	[1]	Computer Sciences Corp.	4,576,950
63,800		Electronic Data Systems Corp.	1,184,128
		TOTAL	6,951,223
		Specialty Chemicals--0.5%
8,100		Minerals Technologies, Inc.	548,694
8,200	[1]	Polypore International, Inc.	191,962
26,700	[1]	OM Group, Inc.	1,462,092
1		Tronox, Inc.	3
		TOTAL	2,202,751
		Specialty Retailing--0.5%
24,800	[1]	Big Lots, Inc.	670,344
18,900		Costco Wholesale Corp.	1,346,625
11,000		Pep Boys-Manny Moe & Jack	98,120
		TOTAL	2,115,089
		Telecommunication Equipment & Services--4.6%
64,600	[1]	ADC Telecommunications, Inc.	905,692
682,400		Corning, Inc.	18,226,904
		TOTAL	19,132,596
		Toys & Games--0.1%
11,900	[1]	JAKKS Pacific, Inc.	279,531
		Trucking--0.4%
2,600		Arkansas Best Corp.	102,648
20,400		Ryder System, Inc.	1,396,788
		TOTAL	1,499,436
		Undesignated Consumer Cyclicals--1.5%
53,000		DeVRY, Inc.	3,021,000
76,400		Pharmaceutical Product Development, Inc.	3,164,488
8,900		Speedway Motorsports, Inc.	231,756
		TOTAL	6,417,244
		Undesignated Consumer Staples--0.0%
1,700	[1]	NBTY, Inc.	47,855
		TOTAL COMMON STOCKS (IDENTIFIED COST $373,732,936)	410,222,863
		MUTUAL FUND--1.5%
6,327,277	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	6,327,277
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $380,060,213)[4]	416,550,140
		OTHER ASSETS AND LIABILITIES – NET– 0.3%[5]	1,168,150
		TOTAL NET ASSETS—100%	$417,718,290

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2008, the cost of investments for federal tax purposes was $380,060,213. The net unrealized appreciation of investments for federal tax purposes was $36,489,927. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,831,407 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,341,480.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Federated MDT Balanced Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS--54.0%
		Agricultural Chemicals--2.4%
68,900		Monsanto Co.	7,855,978
		Agricultural Machinery--0.3%
14,600	[1]	AGCO Corp.	877,898
		Airline - Regional--0.3%
2,700	[1]	Alaska Air Group, Inc.	57,996
5,600	[1]	Republic Airways Holdings, Inc.	94,416
63,800		Southwest Airlines Co.	844,712
		TOTAL	997,124
		Aluminum--0.0%
1,800		Kaiser Aluminum Corp.	123,534
		Apparel--0.4%
3,200		Columbia Sportswear Co.	134,272
18,100		Guess ?, Inc.	692,868
1,500		Liz Claiborne, Inc.	26,535
7,700	[1]	Warnaco Group, Inc.	355,278
		TOTAL	1,208,953
		AT&T Divestiture--0.5%
39,000		AT&T, Inc.	1,509,690
		Auto Original Equipment Manufacturer--0.0%
3,600		Superior Industries International, Inc.	73,116
		Auto Rentals--0.0%
1,200	[1]	AMERCO	68,916
		Biotechnology--0.4%
7,600	[1]	Amgen, Inc.	318,212
7,300	[1]	Genentech, Inc.	497,860
5,400	[1]	Gilead Sciences, Inc.	279,504
3,100	[1]	Martek Biosciences Corp.	109,306
		TOTAL	1,204,882
		Building Materials--0.0%
2,100		Universal Forest Products, Inc.	72,891
		Clothing Stores--0.3%
6,200	[1]	Fossil, Inc.	221,898
24,400	[1]	Hanesbrands, Inc.	854,488
		TOTAL	1,076,386
		Commodity Chemicals--0.8%
59,400		Dow Chemical Co.	2,384,910
1,400		PPG Industries, Inc.	85,918
		TOTAL	2,470,828
		Computer Peripherals--0.3%
1,400	[1]	Hutchinson Technology, Inc.	19,796
23,700	[1]	Lexmark International Group, Class A	743,943
8,100	[1]	Western Digital Corp.	234,819
		TOTAL	998,558
		Computer Services--0.0%
2,500	[1]	Synnex Corp.	59,700
		Computer Stores--0.0%
7,100	[1]	Insight Enterprises, Inc.	85,626
		Computers - Low End--2.3%
41,700	[1]	Apple, Inc.	7,253,715
		Computers - Midrange--0.3%
20,000		Hewlett-Packard Co.	927,000
		Construction Machinery--0.3%
14,600		Joy Global, Inc.	1,084,050
		Contracting--0.0%
900	[1]	Jacobs Engineering Group, Inc.	77,697
		Crude Oil & Gas Production--3.1%
54,300		Apache Corp.	7,313,124
14,400		Cimarex Energy Co.	897,120
5,300	[1]	Newfield Exploration Co.	322,028
6,000		Pioneer Natural Resources, Inc.	346,380
6,600	[1]	Stone Energy Corp.	402,204
7,200	[1]	Swift Energy Co.	375,408
4,500		W&T Offshore, Inc.	184,050
		TOTAL	9,840,314
		Defense Aerospace--0.0%
5,800	[1]	AAR Corp.	135,720
		Department Stores--0.2%
13,800		Dillards, Inc., Class A	281,520
3,200		Penney (J.C.) Co., Inc.	136,000
10,000	[1]	Saks, Inc.	130,100
		TOTAL	547,620
		Discount Department Stores--0.2%
7,900	[1]	99 Cents Only Stores	75,129
8,100	[1]	BJ's Wholesale Club, Inc.	308,772
13,500		Family Dollar Stores, Inc.	288,900
		TOTAL	672,801
		Diversified Leisure--0.1%
7,900	[1]	Gaylord Entertainment Co.	233,998
4,100	[1]	Pinnacle Entertainment, Inc.	63,632
		TOTAL	297,630
		Diversified Oil--1.2%
8,900		Murphy Oil Corp.	804,026
37,000		Occidental Petroleum Corp.	3,078,770
		TOTAL	3,882,796
		Drug Stores--0.0%
1,700		Longs Drug Stores Corp.	68,102
		Electric Utility--1.3%
16,800		American Electric Power Co., Inc.	749,784
16,000		CMS Energy Corp.	233,280
27,200		Edison International	1,419,024
2,600	[1]	El Paso Electric Co.	58,682
1,700		Hawaiian Electric Industries, Inc.	41,905
2,300		Integrys Energy Group, Inc.	110,147
6,400		OGE Energy Corp.	209,216
6,600		Pepco Holdings, Inc.	164,406
4,800		Portland General Electric Co	115,200
11,500	[1]	Reliant Energy, Inc.	296,010
9,300		SCANA Corp.	366,699
10,400		Wisconsin Energy Corp.	493,584
		TOTAL	4,257,937
		Electrical Equipment--0.2%
4,700	[1]	Rofin-Sinar Technologies, Inc.	178,976
22,500		Xerox Corp.	314,325
		TOTAL	493,301
		Electronic Instruments--0.0%
1,100		Analogic Corp.	63,349
		Ethical Drugs--0.2%
4,800	[1]	Forest Laboratories, Inc., Class A	166,608
11,000		Merck & Co., Inc.	418,440
700		Wyeth	31,129
		TOTAL	616,177
		Financial Services--0.5%
33,100		Ameriprise Financial, Inc.	1,571,919
3,900		Provident Financial Services, Inc.	60,177
		TOTAL	1,632,096
		Furniture--0.0%
200		Ethan Allen Interiors, Inc.	5,494
		Gas Distributor--0.2%
6,800		AGL Resources, Inc.	231,200
2,550		New Jersey Resources Corp.	81,217
4,700		WGL Holdings, Inc.	154,160
		TOTAL	466,577
		Generic Drugs--0.4%
23,400		Perrigo Co.	959,166
13,900	[1]	Warner Chilcott Ltd - Class A	239,219
		TOTAL	1,198,385
		Greeting Cards--0.0%
8,200		American Greetings Corp., Class A	146,780
		Grocery Chain--0.2%
17,500		Safeway, Inc.	553,000
		Home Building--1.5%
23,300		Centex Corp.	485,106
67,000		D. R. Horton, Inc.	1,037,830
9,200	[1]	Hovnanian Enterprises, Inc., Class A	108,744
25,400		KB HOME	571,500
26,300		Lennar Corp., Class A	484,446
8,100		M.D.C. Holdings, Inc.	352,998
5,000	[1]	Meritage Corp.	94,850
51,500		Pulte Homes, Inc.	671,560
12,500		Ryland Group, Inc.	399,750
21,600	[1]	Toll Brothers, Inc.	489,024
		TOTAL	4,695,808
		Home Products--0.0%
2,900		Tupperware Brands Corp.	114,260
		Household Appliances--0.0%
1,000		Whirlpool Corp.	72,780
		Integrated Domestic Oil--2.7%
100,200		ConocoPhillips	8,632,230
		Integrated International Oil--2.7%
89,700		Chevron Corp.	8,624,655
		Internet Services--0.2%
20,800	[1]	NetFlix, Inc.	665,184
		Leasing--0.1%
5,900		GATX Corp.	259,600
		Life Insurance--2.5%
100,100		MetLife, Inc.	6,091,085
9,900		Protective Life Corp.	421,938
12,800		StanCorp Financial Group, Inc.	655,872
14,600		Torchmark Corp.	945,204
		TOTAL	8,114,099
		Lumber Products--0.1%
12,900		Louisiana-Pacific Corp.	148,479
		Maritime--0.3%
14,300		Overseas Shipholding Group, Inc.	1,076,218
		Medical Technology--0.1%
7,000	[1]	Masimo Corp.	204,050
2,900		Stryker Corp.	188,007
		TOTAL	392,057
		Metal Fabrication--0.0%
400		Mueller Industries, Inc.	12,948
3,800		Timken Co.	137,370
		TOTAL	150,318
		Miscellaneous Communications--0.1%
5,200	[1]	Bankrate, Inc.	271,648
		Miscellaneous Food Products--0.4%
29,800		Archer-Daniels-Midland Co.	1,312,988
		Miscellaneous Machinery--0.2%
12,900		Fastenal Co.	629,649
		Miscellaneous Components--0.1%
3,500		Amphenol Corp., Class A	161,630
		Money Center Bank--2.7%
168,600		Bank of America Corp.	6,329,244
46,600		J.P. Morgan Chase & Co.	2,220,490
		TOTAL	8,549,734
		Mortgage and Title--0.2%
15,600		Fidelity National Financial, Inc., Class A	249,444
3,500		LandAmerica Financial Group, Inc.	100,450
2,500		MGIC Investment Corp.	32,575
10,400		PMI Group, Inc.	58,552
8,300		Radian Group, Inc.	44,820
2,700		Stewart Information Services Corp.	66,123
		TOTAL	551,964
		Multi-Industry Capital Goods--2.0%
500	[1]	Ceradyne, Inc.	19,480
138,400		Tyco International Ltd.	6,475,736
		TOTAL	6,495,216
		Multi-Line Insurance--3.0%
96,150		Allstate Corp.	4,842,114
19,500		Assurant, Inc.	1,267,500
2,400		FBL Financial Group, Inc., Class A	66,456
31,500		Genworth Financial, Inc. , Class A	726,390
11,000		Hanover Insurance Group, Inc.	493,680
1,600		Harleysville Group, Inc.	58,320
2,400		Infinity Property & Casualty	93,024
3,000	[1]	Navigators Group, Inc.	147,000
77,200		UNUMProvident Corp.	1,791,812
		TOTAL	9,486,296
		Offshore Driller--0.6%
10,000	[1]	Hornbeck Offshore Services, Inc.	498,700
23,500		Tidewater, Inc.	1,532,670
		TOTAL	2,031,370
		Oil Service, Explore & Drill--0.8%
1,900	[1]	Dawson Geophysical Co.	137,446
15,700	[1]	Grey Wolf, Inc.	98,439
5,000	[1]	Gulfmark Offshore, Inc.	299,000
10,400		Helmerich & Payne, Inc.	559,000
17,700	[1]	Mariner Energy, Inc.	487,812
400		Patterson-UTI Energy, Inc.	11,176
1,400	[1]	Trico Marine Services, Inc.	52,766
14,900	[1]	Unit Corp.	946,299
		TOTAL	2,591,938
		Oil Well Supply--1.4%
43,100	[1]	FMC Technologies, Inc.	2,896,320
15,000	[1]	Oil States International, Inc.	750,900
18,300	[1]	Superior Energy Services, Inc.	812,154
		TOTAL	4,459,374
		Optical Reading Equipment--0.1%
7,000	[1]	Intermec, Inc.	147,840
		Other Communications Equipment--0.1%
4,800	[1]	Superior Essex, Inc.	142,704
21,700	[1]	Tellabs, Inc.	111,972
		TOTAL	254,676
		Paint & Related Materials--0.0%
2,000		Fuller (H.B.) Co.	46,160
1,100		Sherwin-Williams Co.	60,852
		TOTAL	107,012
		Pollution Control--0.0%
1,200	[1]	Clean Harbors, Inc.	79,164
		Printing--0.0%
700	[1]	Consolidated Graphics, Inc.	40,719
		Property Liability Insurance--2.5%
50		American Financial Group Inc Ohio	1,371
62,100		Chubb Corp.	3,289,437
2,300		Mercury General Corp.	114,747
2,400	[1]	ProAssurance Corp.	127,032
7,600		Reinsurance Group of America	395,048
77,400		The Travelers Cos, Inc.	3,900,960
2,200		Transatlantic Holdings, Inc.	142,670
		TOTAL	7,971,265
		Psychiatric Centers--0.0%
4,000	[1]	Psychiatric Solutions, Inc.	138,840
		Railroad--0.3%
15,800		CSX Corp.	994,610
		Real Estate Investment Trusts—2.3%
4,100		AMB Property Corp.	236,775
69,000		Annaly Mortgage Management, Inc.	1,156,440
6,150		Boston Properties, Inc.	618,014
7,100		Federal Realty Investment Trust	583,265
10,200		HCP, Inc.	364,140
39,500		Host Hotels & Resorts, Inc.	679,400
22,400		Plum Creek Timber Co., Inc.	914,816
9,000		Prologis Trust	563,490
6,100		SL Green Realty Corp.	566,080
6,500		Simon Property Group, Inc.	649,090
4,300		Taubman Centers, Inc.	243,681
7,250		Vornado Realty Trust	674,903
		TOTAL	7,250,094
		Recreational Vehicles--0.0%
3,700		Harley Davidson, Inc.	141,525
		Regional Bank--2.0%
7,000		Associated Banc Corp.	197,890
57,400		BB&T Corp.	1,968,246
11,700		City National Corp.	567,684
1,100		Comerica, Inc.	38,203
5,300		First Community Bancorp	113,897
5,900		Oriental Financial Group	110,920
63,900		Regions Financial Corp.	1,400,688
13,100		TCF Financial Corp.	227,940
5,500		Trustmark Corp.	119,790
13,700		UnionBanCal Corp.	719,387
21,300		Wells Fargo & Co.	633,675
2,500		Whitney Holding Corp.	58,525
3,600		Wilmington Trust Corp.	118,368
		TOTAL	6,275,213
		Restaurant--0.0%
2,400		Bob Evans Farms, Inc.	67,368
		Savings & Loan--1.4%
6,600		Downey Financial Corp.	93,324
44,900		Federal Home Loan Mortgage Corp.	1,118,459
65,400		Federal National Mortgage Association	1,850,820
41,800		Hudson City Bancorp, Inc.	799,634
4,500		Newalliance Bancshares, Inc.	60,570
37,000		Washington Mutual, Inc.	454,730
10,400		Webster Financial Corp. Waterbury	270,920
		TOTAL	4,648,457
		Securities Brokerage--0.1%
3,100	[1]	Interactive Brokers Group, Inc., Class A	97,867
400	[1]	InterContinentalExchange, Inc.	62,060
2,400	[1]	KBW, Inc.	56,976
7,200	[1]	Knight Capital Group, Inc. - A	134,712
		TOTAL	351,615
		Semiconductor Manufacturing--1.3%
51,000	[1]	MEMC Electronic Materials	3,211,470
54,200	[1]	Micron Technology, Inc.	418,424
18,300	[1]	Omnivision Technologies, Inc.	293,532
4,200	[1]	Plexus Corp.	101,178
11,400	[1]	Spansion Inc. - Class A	37,620
		TOTAL	4,062,224
		Semiconductor Manufacturing Equipment--0.0%
8,200	[1]	Teradyne, Inc.	108,978
		Services to Medical Professionals--0.5%
8,600	[1]	Centene Corp.	157,982
21,700	[1]	Express Scripts, Inc., Class A	1,519,434
		TOTAL	1,677,416
		Shoes--0.1%
2,000	[1]	Deckers Outdoor Corp.	276,140
		Software Packaged/Custom--0.8%
5,100	[1]	Advent Software, Inc.	203,286
3,400	[1]	CSG Systems International, Inc.	41,140
45,500	[1]	Computer Sciences Corp.	1,983,345
23,000		Electronic Data Systems Corp.	426,880
		TOTAL	2,654,651
		Specialty Chemicals--0.3%
3,800		Minerals Technologies, Inc.	257,412
10,300	[1]	OM Group, Inc.	564,028
4,200	[1]	Polypore International, Inc	98,322
		TOTAL	919,762
		Specialty Retailing--0.3%
10,200	[1]	Big Lots, Inc.	275,706
8,000		Costco Wholesale Corp.	570,000
4,600		Pep Boys-Manny Moe & Jack	41,032
		TOTAL	886,738
		Telecommunication Equipment & Services--2.8%
27,800	[1]	ADC Telecommunications, Inc.	389,756
321,300		Corning, Inc.	8,581,923
		TOTAL	8,971,679
		Toys & Games--0.0%
5,700	[1]	JAKKS Pacific, Inc.	133,893
		Trucking--0.2%
800		Arkansas Best Corp.	31,584
8,300		Ryder Systems, Inc.	568,301
		TOTAL	599,885
		Undesignated Consumer Cyclicals--0.8%
23,300		DeVRY, Inc.	1,328,100
30,600		Pharmaceutical Product Development, Inc.	1,267,452
3,200		Speedway Motorsports, Inc.	83,328
		TOTAL	2,678,880
		Undesignated Consumer Staples--0.0%
700	[1]	NBTY, Inc.	19,705
		TOTAL COMMON STOCKS (IDENTIFIED COST $161,627,187)	173,850,465
		ASSET-BACKED SECURITIES--1.3%
$400,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	394,623
250,000		Banc of America Commercial Mortgage, Inc. 2007-4, Series 2007-4, 5.745%, 02/10/2051	248,161
44,528		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	42,127
1,200,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	1,194,440
450,284		Community Program Loan Trust 1987-A, Series 1987-A, 4.500%, 10/01/2018	445,844
675,000		LB-UBS Commercial Mortgage Trust 2008-C1, Series 2008C1, 6.150%, 04/15/2041	691,716
715,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 03/12/2051	703,594
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	242,725
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	135,739
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,118,118)	4,098,969
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.3%
4,515		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.67%, 3/25/2031	4,349
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	403,691
14,374		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	14,802
26,403		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	27,189
27,728		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	28,233
75,000		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	76,351
63,683		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	70,343
8,947		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	9,544
16,784		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	15,972
11,200		Government National Mortgage Association REMIC 1999-29 PB, 7.250%, 7/16/2028	11,399
48,475		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	49,159
350,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19 A2, 5.478%, 2/12/2049	349,073
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,071,807)	1,060,105
		CORPORATE BONDS--6.3%
		Basic Industry - Chemicals--0.1%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	96,281
85,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	86,977
70,000		Praxair, Inc., 4.625%, 03/30/2015	69,337
70,000		RPM International, Inc., 6.500%, 02/15/2018	69,867
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	76,273
		TOTAL	398,735
		Basic Industry - Metals & Mining--0.1%
50,000		Alcan, Inc., 5.000%, 06/01/2015	47,928
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	81,740
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	143,098
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	40,963
		TOTAL	313,729
		Capital Goods - Aerospace & Defense--0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	49,485
125,000		Boeing Co., Note, 5.125%, 02/15/2013	129,712
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	29,593
100,000		Raytheon Co., Unsecd. Note, 5.375%, 04/01/2013	102,510
		TOTAL	311,300
		Capital Goods - Diversified Manufacturing--0.1%
60,000		Dover Corp., Note, 5.450%, 03/15/2018	59,668
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	105,305
50,000		Honeywell International, Inc., Note, 7.500%, 03/01/2010	53,512
140,000		Textron Financial Corp., 5.400%, 04/28/2013	140,888
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	30,935
		TOTAL	390,308
		Capital Goods - Environmental--0.0%
100,000		Waste Management, Inc., 7.375%, 08/01/2010	105,718
		Capital Goods - Packaging--0.0%
20,000		Pactiv Corp., 6.40%, 1/15/2018	19,939
		Communications - Media & Cable--0.1%
100,000		Comcast Corp., 7.125%, 06/15/2013	106,917
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	209,109
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	74,759
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	24,742
		TOTAL	415,527
		Communications - Media Noncable--0.1%
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	85,551
75,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	87,348
		TOTAL	172,899
		Communications - Telecom Wireless--0.2%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	186,694
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	101,520
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	105,528
60,000		Vodafone Group PLC, 5.350%, 02/27/2012	60,815
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	100,555
		TOTAL	555,112
		Communications - Telecom Wirelines--0.2%
50,000		Embarq Corp., 6.738%, 06/01/2013	49,957
100,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	99,492
40,000		Telefonica SA, Company Guarantee, 7.045%, 06/20/2036	44,367
150,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	153,172
100,000		Telefonos de Mexico, Note, 4.500%, 11/19/2008	100,538
125,000		Verizon Global Funding, Note, 7.250%, 12/01/2010	134,372
		TOTAL	581,898
		Consumer Cyclical - Automotive--0.1%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	99,328
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	78,781
150,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 06/15/2010	151,962
100,000	[2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 03/14/2011	102,481
		TOTAL	432,552
		Consumer Cyclical - Entertainment--0.1%
100,000		Time Warner, Inc., 5.500%, 11/15/2011	99,381
175,000		Walt Disney Co., Note, 5.700%, 07/15/2011	183,345
		TOTAL	282,726
		Consumer Cyclical - Lodging--0.0%
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	90,174
		Consumer Cyclical - Retailers--0.2%
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	192,386
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	83,206
35,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	32,461
25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	26,061
100,000		Target Corp., 5.875%, 03/01/2012	105,655
50,000		Target Corp., Note, 5.875%, 07/15/2016	51,344
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	40,900
		TOTAL	532,013
		Consumer Non-Cyclical Food/Beverage--0.2%
125,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.600%, 03/01/2017	128,013
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	102,544
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	90,466
135,000		Kellogg Co., 4.250%, 03/06/2013	132,719
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	41,069
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	74,543
10,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	10,422
75,000		PepsiCo, Inc. , 4.65%, 2/15/2013	76,914
100,000	[2,3]	SABMiller PLC, Note, 6.200%, 07/01/2011	103,193
		TOTAL	759,883
		Consumer Non-Cyclical Health Care--0.1%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	41,003
100,000		Medtronic, Inc., Note, Series B, 4.375%, 09/15/2010	101,098
90,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	91,105
		TOTAL	233,206
		Consumer Non-Cyclical Pharmaceuticals--0.2%
75,000		Abbott Laboratories, 5.375%, 05/15/2009	76,933
60,000		Abbott Laboratories, 5.150%, 11/30/2012	62,364
60,000		Eli Lilly & Co., Bond, 5.200%, 03/15/2017	61,130
125,000		Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	137,558
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	99,861
100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	110,596
		TOTAL	548,442
		Consumer Non-Cyclical Products--0.0%
75,000		Philips Electronics NV, 5.750%, 03/11/2018	77,249
80,000		Whirlpool Corp., 5.500%, 03/01/2013	80,320
		TOTAL	157,569
		Consumer Non-Cyclical Supermarkets--0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	42,729
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	49,502
		TOTAL	92,231
		Energy - Independent--0.2%
105,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.950%, 09/15/2016	108,231
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	48,624
150,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	167,910
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	76,110
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	63,445
65,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	68,142
		TOTAL	532,462
		Energy - Integrated--0.2%
225,000		Conoco, Inc., 7.250%, 10/15/2031	261,713
200,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	228,709
		TOTAL	490,422
		Energy - Oil Field Services--0.0%
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	39,521
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	82,255
		TOTAL	121,776
		Energy - Refining--0.1%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	105,848
115,000		Valero Energy Corp., 7.500%, 04/15/2032	119,906
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	33,750
		TOTAL	259,504
		Financial Institution - Banking--1.0%
200,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	204,225
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	104,413
120,000		Capital One Capital IV, 6.745%, 02/17/2037	97,283
200,000		Citigroup, Inc., Note, 5.125%, 02/14/2011	201,133
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	162,480
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	149,282
150,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.500%, 08/16/2011	154,792
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	85,851
200,000		Household Finance Corp., 7.000%, 05/15/2012	210,709
150,000		J.P. Morgan Chase & Co., 5.750%, 01/02/2013	155,352
200,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	201,773
100,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.400%, 03/15/2010	98,225
200,000		Northern Trust Corp., Sr. Note, 5.300%, 08/29/2011	205,233
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	190,222
100,000		PNC Funding Corp., Sub. Note, 7.500%, 11/01/2009	104,366
100,000		Popular North America, Inc., 5.650%, 04/15/2009	99,140
250,000		U.S. Bank, N.A., Sub. Note, 4.950%, 10/30/2014	249,725
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	190,156
30,000		Wachovia Corp., 5.750%, 02/01/2018	30,058
200,000		Washington Mutual Bank, 5.125%, 01/15/2015	173,439
100,000		Wells Fargo Bank, N.A., Sub. Note, 6.450%, 02/01/2011	105,751
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	103,776
75,000		Zions Bancorp, Sub. Note, 5.500%, 11/16/2015	66,810
		TOTAL	3,344,194
		Financial Institution - Brokerage--0.7%
130,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	142,909
250,000		Blackrock, Inc., 6.250%, 09/15/2017	258,348
20,000		Eaton Vance Corp., 6.500%, 10/02/2017	20,887
150,000	[2,3]	FMR Corp., Bond, 7.570%, 06/15/2029	162,876
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	23,806
150,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	150,271
170,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	172,982
100,000		Invesco Ltd., Note, 4.500%, 12/15/2009	99,279
75,000		Janus Capital Group, Inc., Sr. Note, 6.250%, 06/15/2012	74,736
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	76,397
120,000		Lehman Brothers Holdings, Inc., 7.875%, 08/15/2010	125,822
135,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.500%, 07/19/2017	132,882
115,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 07/17/2037	108,062
85,000		Merrill Lynch & Co., Inc., Note, 4.125%, 09/10/2009	83,917
150,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.450%, 07/15/2014	145,864
100,000		Morgan Stanley, Note, 4.000%, 01/15/2010	99,204
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	34,715
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	71,379
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	114,464
		TOTAL	2,098,800
		Financial Institution - Finance Noncaptive--0.4%
100,000		American Express Co., 4.750%, 06/17/2009	101,152
100,000		American Express Co., 4.875%, 07/15/2013	98,265
100,000		American General Finance Corp., 4.000%, 03/15/2011	95,176
150,000		Berkshire Hathaway, Inc., Company Guarantee, 4.850%, 01/15/2015	153,655
90,000	[2,3]	Capmark Financial Group, Inc., Note, 6.300%, 05/10/2017	65,625
240,000		General Electric Capital Corp., 5.625%, 05/01/2018	241,506
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	201,034
200,000	[2,3]	ILFC E-Capital Trust I, 5.900%, 12/21/2065	165,098
100,000		International Lease Finance Corp., 4.875%, 09/01/2010	99,440
75,000		SLM Corp., Note, 4.000%, 01/15/2010	68,034
		TOTAL	1,288,985
		Financial Institution - Insurance - Health--0.1%
75,000		Aetna US Healthcare, 5.750%, 06/15/2011	76,406
100,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	99,391
		TOTAL	175,797
		Financial Institution - Insurance - Life--0.2%
200,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	218,760
60,000		CIGNA Corp., 6.350%, 03/15/2018	61,438
85,000	[2,3]	Pacific Life Global Funding, Note, 5.150%, 04/15/2013	85,759
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	119,224
85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	86,329
		TOTAL	571,510
		Financial Institution - Insurance - P&C--0.3%
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	90,849
75,000		CNA Financial Corp., 6.500%, 08/15/2016	73,902
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	98,171
100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	99,554
500,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.150%, 12/15/2065	445,671
		TOTAL	808,147
		Financial Institution - REITs--0.1%
40,000		AMB Property LP, 6.300%, 06/01/2013	40,290
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	17,728
75,000		Liberty Property LP, 6.625%, 10/01/2017	71,501
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	98,641
		TOTAL	228,160
		Foreign-Local-Government--0.0%
100,000		Ontario, Province of, Note, 4.500%, 02/03/2015	101,772
		Technology--0.3%
75,000		Cisco Systems, Inc., Note, 5.250%, 02/22/2011	77,600
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	62,210
200,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	212,185
75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	74,533
80,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	82,535
65,000		Harris Corp., 5.950%, 12/01/2017	65,839
50,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	51,108
125,000		Hewlett-Packard Co., Note, 6.500%, 07/01/2012	135,152
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	126,237
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	69,901
150,000		Oracle Corp., 6.500%, 04/15/2038	155,121
		TOTAL	1,112,421
		Transportation - Airlines--0.0%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	75,818
50,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	50,141
		TOTAL	125,959
		Transportation - Railroads--0.1%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	72,104
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	95,464
100,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	104,909
100,000		Union Pacific Corp., 4.875%, 01/15/2015	97,607
		TOTAL	370,084
		Transportation - Services--0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	83,128
100,000		FedEx Corp., Note, 5.500%, 08/15/2009	101,680
		TOTAL	184,808
		Utility - Electric--0.5%
150,000		Alabama Power Co., 5.700%, 02/15/2033	137,982
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	88,200
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	105,602
100,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	99,517
150,000		Consolidated Natural Gas Co., 5.000%, 12/01/2014	148,565
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	75,942
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	96,551
100,000		FirstEnergy Corp., 6.450%, 11/15/2011	103,957
55,000	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	55,880
100,000		MidAmerican Energy Co., 4.650%, 10/01/2014	99,326
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	39,929
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 3/01/2018	80,772
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	41,783
100,000		PSEG Power LLC, Company Guarantee, 7.750%, 04/15/2011	107,728
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	76,091
50,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	50,015
100,000		Pacific Gas & Electric Co., Unsecd. Note, 4.200%, 03/01/2011	99,888
90,000		Union Electric Co., 6.000%, 04/01/2018	90,849
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	91,680
		TOTAL	1,690,257
		Utility - Natural Gas Distributor--0.1%
200,000		Atmos Energy Corp., 4.000%, 10/15/2009	198,242
		Utility - Natural Gas Pipelines--0.0%
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	86,185
		TOTAL CORPORATE BONDS (IDENTIFIED COST $20,462,684)	20,183,446
		CORPORATE NOTES--2.7%
		Securities Brokerage--2.7%
9,000,000	[2,3,4]	Merrill Lynch & Co., Inc., Commodity-Linked Note, 3.020%, 09/11/2008 (IDENTIFIED COST $9,000,000)	8,691,030
		GOVERNMENTS/AGENCIES--0.0%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $81,367)	83,453
		GOVERNMENT AGENCIES--4.8%
1,000,000		Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	1,085,045
9,600,000		Federal National Mortgage Association, 4.375%, 3/15/2013	9,925,030
4,300,000		Federal National Mortgage Association, 4.750%, 11/19/2012	4,514,441
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $15,343,794)	15,524,516
		MORTGAGE-BACKED SECURITIES--0.7%
2,200,000		Federal Home Loan Mortgage Corp., 5.500%, 30 Year, 5/1/2038	2,214,208
18,938		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	19,609
10,948		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	11,539
23,495		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	24,860
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,276,571)	2,270,216
		U.S. TREASURY--0.8%
346,590		U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	366,925
1,939,059	[5]	U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016	2,121,452
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,335,815)	2,488,377
		EXCHANGE TRADED FUNDS--5.1%
107,500		iShares MSCI EAFE Index Fund	8,149,575
56,440		iShares MSCI Emerging Market Fund	8,277,490
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFED COST $13,652,986)	16,427,065
		MUTUAL FUNDS--24.5%[6]
64,109		Emerging Markets Fixed Income Core Fund	1,421,700
4,521,624		Federated Mortgage Core Portfolio	45,080,587
807,492		High Yield Bond Portfolio	5,240,626
27,002,995	[7]	Prime Value Obligations Fund, Institutional Shares, 2.90%	27,002,995
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $77,310,729)	78,745,908
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $307,281,058)[8]	323,423,550
		OTHER ASSETS AND LIABILITIES – NET—(0.5)%[9]	(1,567,192)
		TOTAL NET ASSETS—100%	$321,856,358
At April 30, 2008, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Notes 5-Year Long Futures	22	$2,463,656	June 2008	$(4,047)
[1]United States Treasury Notes 2-Year Short Futures	15	$3,190,313	June 2008	$10,962
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$6,915

At April 30, 2008, the Fund had the following open swap contract:
Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
Lehman Brothers, Inc.[10]	Series 9 Investment Grade Index	Sell	0.60%	12/20/2012	$5,000,000	$ (71,766)

Net Unrealized Appreciation on Futures Contracts and Value of Swap Contract is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $10,343,073, which represented 3.2% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2008, these liquid restricted securities amounted to $10,343,073, which represented 3.2% of total net assets.

4	Zero coupon bond, reflects effective rate at time of purchase.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated companies.
7	7-Day net yield.
8
At April 30, 2008, the cost of investments for federal tax purposes was $307,278,386. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts and swap contracts was $16,145,164. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,911,409 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,766,245.

9	Assets, other than investments in securities, less liabilities.
10	Premiums received by the Fund amounted to $168,180

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of “Trustees” (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund’s adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets.  Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust.  A copy of the Core Trust’s financial statements is available on the EDGAR Database on the SEC’s website at www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE’s financial statements is available on the EDGAR Database on the SEC’s website at www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The following acronyms are used throughout this portfolio:

REITs	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

Federated MDT Large Cap Growth Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--99.2%
		Agricultural Chemicals--3.6%
48,770		Monsanto Co.	$5,560,755
		Apparel--0.2%
8,418		Guess ?, Inc.	322,241
		Biotechnology--4.2%
8,694	[1]	Genentech, Inc.	592,931
106,183	[1]	Gilead Sciences, Inc.	5,496,032
15,060	[1]	OSI Pharmaceuticals, Inc.	521,829
		TOTAL	6,610,792
		Bituminous Coal--0.5%
5,205		Fluor Corp.	795,688
		Broadcasting--1.8%
117,346	[1]	DIRECTV Group, Inc.	2,891,405
		Clothing Stores--0.0%
672	[1]	J. Crew Group, Inc.	31,920
		Commodity Chemicals--0.9%
60,160		RPM International, Inc.	1,341,568
		Computer Networking--0.4%
20,908	[1]	Juniper Networks, Inc.	577,479
		Computer Services--1.2%
12,313	[1]	Cognizant Technology Solutions Corp.	397,094
23,076	[1]	Salesforce.com, Inc.	1,539,862
		TOTAL	1,936,956
		Computer Stores--0.6%
18,443	[1]	GameStop Corp.	1,015,103
		Computers - High End--3.7%
47,903		IBM Corp.	5,781,892
		Computers - Low End--4.0%
36,172	[1]	Apple, Inc.	6,292,119
		Computers - Midrange--1.7%
56,570		Hewlett-Packard Co.	2,622,020
		Construction Machinery--1.8%
22,538		Joy Global, Inc.	1,673,447
29,330		Manitowoc, Inc.	1,109,261
		TOTAL	2,782,708
		Contracting--0.7%
12,437	[1]	Jacobs Engineering Group, Inc.	1,073,686
		Crude Oil & Gas Production--2.6%
18,562	[1]	Southwestern Energy Co.	785,358
38,692	[1]	Ultra Petroleum Corp.	3,214,144
		TOTAL	3,999,502
		Defense Aerospace--0.9%
12,387		Boeing Co.	1,051,161
2,678		Lockheed Martin Corp.	283,975
		TOTAL	1,335,136
		Defense Electronics--3.3%
20,604	[1]	FLIR Systems, Inc.	707,335
13,551	[1]	First Solar, Inc.	3,956,757
7,249		Rockwell Collins	457,484
		TOTAL	5,121,576
		Electrical Equipment--0.7%
25,303		Hubbell, Inc., Class B	1,131,803
		Electronic Instruments--0.7%
18,993	[1]	Thermo Electron Corp.	1,099,125
		Ethical Drugs--10.7%
262,670		Bristol-Myers Squibb Co.	5,770,860
128,851		Merck & Co., Inc.	4,901,492
134,686		Wyeth	5,989,486
		TOTAL	16,661,838
		Financial Services--6.3%
114,905		Fidelity National Information Services, Inc.	4,143,474
20,456		Mastercard, Inc.	5,690,041
		TOTAL	9,833,515
		Grocery Chain--0.2%
14,147		Kroger Co.	385,506
		Home Products--2.4%
5,458		Colgate-Palmolive Co.	385,881
162,305		Newell Rubbermaid, Inc.	3,332,122
		TOTAL	3,718,003
		Industrial Machinery--4.4%
126,873		Dover Corp.	6,276,407
4,417		Flowserve Corp.	548,106
		TOTAL	6,824,513
		Internet Services--1.0%
9,480	[1]	Priceline.com, Inc.	1,210,027
13,354	[1]	eBay, Inc.	417,847
		TOTAL	1,627,874
		Leasing--0.9%
32,981		GATX Corp.	1,451,164
		Life Insurance--0.5%
11,220		Aflac, Inc.	748,037
		Medical Supplies--4.2%
5,157		Baxter International, Inc.	321,384
113,221		Cardinal Health, Inc.	5,895,418
10,568	[1]	Kinetic Concepts, Inc.	419,127
		TOTAL	6,635,929
		Medical Technology--2.6%
13,111	[1]	Intuitive Surgical, Inc.	3,792,488
7,317	[1]	St. Jude Medical, Inc.	320,338
		TOTAL	4,112,826
		Metal Containers--1.2%
35,596		Ball Corp.	1,914,353
		Miscellaneous Components--0.1%
4,157		Amphenol Corp., Class A	191,970
		Miscellaneous Machinery--3.6%
124,327		Cooper Industries Ltd., Class A	5,270,222
6,491		Roper Industries, Inc.	403,221
		TOTAL	5,673,443
		Natural Gas Production--0.4%
15,249	[1]	Quicksilver Resources, Inc.	632,681
		Offshore Driller--1.4%
11,456		ENSCO International, Inc.	730,091
9,730	[1]	Transocean Sedco Forex, Inc.	1,434,786
		TOTAL	2,164,877
		Oil Service, Explore & Drill--1.7%
49,377	[1]	McDermott International, Inc.	2,645,620
		Oil Well Supply--2.4%
19,030	[1]	FMC Technologies, Inc.	1,278,816
32,658	[1]	National-Oilwell, Inc.	2,235,440
6,218	[1]	Superior Energy Services, Inc.	275,955
		TOTAL	3,790,211
		Other Communications Equipment--1.1%
30,448		Harris Corp.	1,645,105
		Railroad--0.8%
3,604		Burlington Northern Santa Fe Corp.	369,590
14,055		CSX Corp.	884,762
		TOTAL	1,254,352
		Restaurant--1.2%
52,481		Darden Restaurants, Inc.	1,867,274
		Securities Brokerage--1.1%
10,898	[1]	InterContinentalExchange, Inc.	1,690,825
		Semiconductor Manufacturing--2.0%
48,863	[1]	MEMC Electronic Materials, Inc.	3,076,903
		Services to Medical Professionals--6.0%
81,521	[1]	Coventry Health Care, Inc.	3,646,434
53,054	[1]	Express Scripts, Inc., Class A	3,714,841
40,753	[1]	Medco Health Solutions, Inc.	2,018,904
		TOTAL	9,380,179
		Soft Drinks--0.4%
6,129		Coca-Cola Co.	360,814
6,187	[1]	Hansen Natural Corp.	218,958
		TOTAL	579,772
		Software Packaged/Custom--3.2%
41,113	[1]	Activision, Inc.	1,112,107
19,911	[1]	Adobe Systems, Inc.	742,481
11,348	[1]	Ansys, Inc.	456,530
7,227	[1]	Electronic Arts, Inc.	371,974
50,012		Microsoft Corp.	1,426,342
32,011	[1]	Sybase, Inc.	941,764
		TOTAL	5,051,198
		Specialty Chemicals--0.1%
4,665		Albemarle Corp.	174,518
		Specialty Retailing--2.2%
3,403		Abercrombie & Fitch Co., Class A	252,877
26,868		Advance Auto Parts, Inc.	931,782
62,417		Nordstrom, Inc.	2,200,823
		TOTAL	3,385,482
		Telecommunication Equipment & Services--2.9%
115,616	[1]	Amdocs Ltd.	3,628,030
35,010		Corning, Inc.	935,117
		TOTAL	4,563,147
		Undesignated Consumer Cyclicals--0.7%
18,210		DeVRY, Inc.	1,037,970
		TOTAL COMMON STOCKS (IDENTIFIED COST $135,541,866)	155,042,559
		MUTUAL FUND--0.3%
401,936	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	401,936
		TOTAL INVESTMENTS --- 99.5% (IDENTIFIED COST $135,943,802)[4]	155,444,495
		OTHER ASSETS AND LIABILITIES --- NET --- 0.5%[5]	778,906
		TOTAL NET ASSETS --- 100%	$156,223,401

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2008, the cost of investments for federal tax purposes was $135,943,802. The net unrealized appreciation of investments for federal tax purposes was $19,500,693. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,744,142 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,243,449.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Federated MDT Large Cap Value Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--98.8%
		Advertising--0.3%
35		Omnicom Group, Inc.	$1,671
		Agricultural Machinery--3.6%
239		Deere & Co.	20,093
		Aluminum--1.5%
237		Alcoa, Inc.	8,243
		Apparel--0.3%
20		Columbia Sportswear Co.	839
64		Liz Claiborne, Inc.	1,132
		TOTAL	1,971
		Auto Part Replacement--0.1%
14		Genuine Parts Co.	594
		Biotechnology--0.4%
29	[1]	Amgen, Inc.	1,214
17	[1]	Biogen Idec, Inc.	1,032
		TOTAL	2,246
		Building Supply Stores--1.7%
330		Home Depot, Inc.	9,504
		Clothing Stores--0.2%
52	[1]	AnnTaylor Stores Corp.	1,316
		Commodity Chemicals--3.8%
498		Dow Chemical Co.	19,995
17		Eastman Chemical Co.	1,249
		TOTAL	21,244
		Computer Peripherals--0.2%
29	[1]	Lexmark International Group, Class A	910
		Contracting--0.1%
24		Granite Construction, Inc.	823
		Crude Oil & Gas Production--1.4%
17		Cimarex Energy Co.	1,059
116		Pioneer Natural Resources, Inc.	6,697
		TOTAL	7,756
		Defense Electronics--0.5%
17		Grainger (W.W.), Inc.	1,474
19		Raytheon Co.	1,215
		TOTAL	2,689
		Department Stores--4.4%
30		Dillards, Inc., Class A	612
57		Penney (J.C.) Co., Inc.	2,422
219	[1]	Sears Holdings Corp.	21,596
		TOTAL	24,630
		Discount Department Stores--2.0%
57	[1]	BJ's Wholesale Club, Inc.	2,173
152		Wal-Mart Stores, Inc.	8,813
		TOTAL	10,986
		Electric Utility--8.4%
130		Alliant Energy Corp.	4,897
155		DTE Energy Co.	6,248
25		Dominion Resources, Inc.	1,085
184		Entergy Corp.	21,134
53		FirstEnergy Corp.	4,009
59		Northeast Utilities Co.	1,553
141		Sempra Energy	7,990
		TOTAL	46,916
		Ethical Drugs--0.5%
143		Pfizer, Inc.	2,876
		Financial Services--1.6%
77	[1]	Americredit Corp.	1,075
119		Ameriprise Financial, Inc.	5,651
182		CIT Group, Inc.	1,982
		TOTAL	8,708
		Gas Distributor--0.2%
28		AGL Resources, Inc.	952
		Home Building--0.9%
8	[1]	NVR, Inc.	4,908
		Home Products--0.2%
18		Kimberly-Clark Corp.	1,152
		Integrated Domestic Oil--4.6%
300		ConocoPhillips	25,845
		Integrated International Oil--8.5%
251		Chevron Corp.	24,134
255		Exxon Mobil Corp.	23,733
		TOTAL	47,867
		Life Insurance--4.4%
74		MetLife, Inc.	4,503
225		Prudential Financial, Inc.	17,035
14		StanCorp Financial Group, Inc.	717
39		Torchmark Corp.	2,525
		TOTAL	24,780
		Lumber Products--2.5%
220		Weyerhaeuser Co.	14,054
		Machine Tools--0.8%
46	[1]	Mettler Toledo International, Inc.	4,382
		Maritime--0.7%
50		Overseas Shipholding Group, Inc.	3,763
		Medical Supplies--0.1%
14		AmerisourceBergen Corp.	568
		Mini-Mill Producer--1.1%
107		Commercial Metals Corp.	3,332
35		Nucor Corp.	2,642
		TOTAL	5,974
		Miscellaneous Food Products--1.5%
193		Archer-Daniels-Midland Co.	8,504
		Money Center Bank--2.9%
341		J.P. Morgan Chase & Co.	16,249
		Motion Pictures--0.1%
29	[1]	Dreamworks Animation SKG, Inc.	811
		Multi-Line Insurance--5.4%
344		Allstate Corp.	17,324
248		American International Group, Inc.	11,458
25		Hartford Financial Services Group, Inc.	1,782
		TOTAL	30,564
		Oil Refiner--3.5%
79		Frontier Oil Corp.	1,963
357		Valero Energy Corp.	17,439
		TOTAL	19,402
		Oil Service, Explore & Drill--1.2%
166		Patterson-UTI Energy, Inc.	4,638
27	[1]	Seacor Holdings, Inc.	2,298
		TOTAL	6,936
		Packaged Foods--0.1%
10		General Mills, Inc.	604
		Paper Products--0.7%
50		International Paper Co.	1,308
90		MeadWestvaco Corp.	2,367
		TOTAL	3,675
		Personal Loans--3.0%
315		Capital One Financial Corp.	16,695
		Property Liability Insurance--3.7%
27		Chubb Corp.	1,430
149		Loews Corp.	6,274
264		The Travelers Cos., Inc.	13,306
		TOTAL	21,010
		Railroad--4.6%
40		CSX Corp.	2,518
394		Norfolk Southern Corp.	23,474
		TOTAL	25,992
		Regional Bank--4.0%
178		Comerica, Inc.	6,182
108		Fifth Third Bancorp	2,314
115		Regions Financial Corp.	2,521
207		SunTrust Banks, Inc.	11,540
		TOTAL	22,557
		Restaurant--0.8%
73		McDonald's Corp.	4,349
		Savings & Loan--0.7%
131		Federal Home Loan Mortgage Corp.	3,263
44		Hudson City Bancorp, Inc.	842
		TOTAL	4,105
		Securities Brokerage--4.2%
124		Goldman Sachs Group, Inc.	23,730
		Semiconductor Manufacturing Equipment--0.1%
58	[1]	Teradyne, Inc.	771
		Services to Medical Professionals--1.9%
97		Aetna, Inc.	4,229
51	[1]	Medco Health Solutions, Inc.	2,527
76	[1]	Wellpoint, Inc.	3,781
		TOTAL	10,537
		Software Packaged/Custom--1.8%
167	[1]	Computer Sciences Corp.	7,279
142		Electronic Data Systems Corp.	2,636
		TOTAL	9,915
		Specialty Retailing--2.8%
46		Barnes & Noble, Inc.	1,485
197		Costco Wholesale Corp.	14,036
		TOTAL	15,521
		Telephone Utility--0.1%
23		CenturyTel, Inc.	746
		Trucking--0.7%
61		Ryder System, Inc.	4,177
		TOTAL COMMON STOCKS (IDENTIFIED COST $529,265)	554,271
		MUTUAL FUND--1.0%
5,708	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	5,708
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $534,973)[4]	559,979
		OTHER ASSETS AND LIABILITIES – NET—0.2%[5]	1,223
		TOTAL NET ASSETS—100%	$561,202

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2008, the cost of investments for federal tax purposes was $534,973. The net unrealized appreciation of investments for federal tax purposes was $25,006.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $34,831 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,825.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Federated MDT Mid Cap Growth Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Shares	Value

		COMMON STOCKS--99.1%
		Advertising--1.1%
3,165		Omnicom Group, Inc.	$151,097
		Apparel--0.9%
426		Guess ?, Inc.	16,307
2,563		Phillips Van Heusen Corp.	108,184
		TOTAL	124,491
		Auto Original Equipment Manufacturer--1.0%
1,131	[1]	AutoZone, Inc.	136,568
		Biotechnology--1.9%
7,515	[1]	OSI Pharmaceuticals, Inc.	260,395
		Bituminous Coal--2.8%
1,163		Arch Coal, Inc.	66,710
1,256		CONSOL Energy, Inc.	101,686
954		Fluor Corp.	145,838
738		Massey Energy Co.	38,620
444		Peabody Energy Corp.	27,142
		TOTAL	379,996
		Book Publishing--2.0%
5,794		Wiley (John) & Sons, Inc., Class A	266,814
		Clothing Stores--0.2%
814	[1]	Urban Outfitters, Inc.	27,880
		Commodity Chemicals--4.5%
12,995		Celanese Corp.	581,526
1,434		RPM, Inc.	31,978
		TOTAL	613,504
		Computer Services--0.2%
1,020	[1]	Cognizant Technology Solutions Corp.	32,895
		Computer Stores--1.8%
4,530	[1]	GameStop Corp.	249,331
		Construction Machinery--1.7%
1,886		Joy Global, Inc.	140,036
2,292		Manitowoc, Inc.	86,683
		TOTAL	226,719
		Contracting--0.6%
941	[1]	Jacobs Engineering Group, Inc.	81,236
		Cosmetics & Toiletries--3.9%
13,741		Avon Products, Inc.	536,174
		Crude Oil & Gas Production--3.5%
741		Cabot Oil & Gas Corp., Class A	42,215
913	[1]	Denbury Resources, Inc.	27,901
2,266	[1]	Southwestern Energy Co.	95,874
3,801	[1]	Ultra Petroleum Corp.	315,749
		TOTAL	481,739
		Defense Aerospace--2.9%
5,815		Goodrich (B.F.) Co.	396,292
		Defense Electronics--4.5%
4,150	[1]	FLIR Systems, Inc.	142,470
1,265	[1]	First Solar, Inc.	369,367
630		Grainger (W.W.), Inc.	54,627
841		Rockwell Collins	53,076
		TOTAL	619,540
		Discount Department Stores--0.6%
2,395		TJX Cos., Inc.	77,167
		Electric Utility--0.5%
4,252		CenterPoint Energy, Inc.	64,715
		Electrical Equipment--2.6%
5,845		AMETEK, Inc.	283,599
793		Baldor Electric Co.	25,693
930		Hubbell, Inc., Class B	41,599
		TOTAL	350,891
		Financial Services--1.7%
844		Mastercard, Inc.	234,767
		Generic Drugs--1.5%
12,100	[1]	Warner Chilcott Ltd., Class A	208,241
		Home Products--0.9%
2,213		Church and Dwight, Inc.	125,743
		Hospitals--0.6%
13,786	[1]	Tenet Healthcare Corp.	88,230
		Internet Services--3.4%
3,653	[1]	Priceline.com, Inc.	466,269
		Jewelry Stores--0.3%
878		Tiffany & Co.	38,228
		Machine Tools--1.6%
2,273	[1]	Mettler Toledo International, Inc.	216,526
		Major Steel Producer--0.6%
1,205	[1]	AK Steel Holding Corp.	75,650
		Medical Technology--2.4%
596	[1]	Intuitive Surgical, Inc.	172,399
3,694	[1]	St. Jude Medical, Inc.	161,723
		TOTAL	334,122
		Metal Containers--4.1%
10,331		Ball Corp.	555,601
		Miscellaneous Components--5.0%
15,068	[1]	Amkor Technology, Inc.	143,899
11,780		Amphenol Corp., Class A	544,000
		TOTAL	687,899
		Miscellaneous Machinery--1.8%
4,213		Cooper Industries Ltd., Class A	178,589
891		Fastenal Co.	43,490
332		Roper Industries, Inc.	20,624
		TOTAL	242,703
		Motion Pictures--0.2%
1,320		Regal Entertainment Group	25,027
		Multi-Industry Capital Goods--0.6%
794		Acuity Brands, Inc.	37,985
599		ITT Corp.	38,336
		TOTAL	76,321
		Natural Gas Production--0.7%
2,247	[1]	Quicksilver Resources, Inc.	93,228
		Office Furniture--0.2%
1,081		Miller Herman, Inc.	25,220
		Offshore Driller--0.7%
1,450		ENSCO International, Inc.	92,409
		Oil Service, Explore & Drill--2.8%
724		Helmerich & Payne, Inc.	38,915
6,402	[1]	McDermott International, Inc.	343,019
		TOTAL	381,934
		Oil Well Supply--1.8%
2,283	[1]	FMC Technologies, Inc.	153,418
1,419	[1]	National-Oilwell, Inc.	97,131
		TOTAL	250,549
		Other Communications Equipment--4.0%
9,986		Harris Corp.	539,544
		Plastic Containers—3.9%
9,756	[1]	Owens-Illinois, Inc.	538,043
		Restaurant--0.4%
933		Burger King Holdings, Inc.	26,031
619		Darden Restaurants, Inc.	22,024
		TOTAL	48,055
		Semiconductor Manufacturing—1.9%
3,636	[1]	MEMC Electronic Materials, Inc.	228,959
991		Microchip Technology, Inc.	36,419
		TOTAL	265,378
		Services to Medical Professionals--7.5%
5,318	[1]	Coventry Health Care, Inc.	237,874
8,329	[1]	Express Scripts, Inc., Class A	583,197
2,759	[1]	Laboratory Corp. of America Holdings	208,636
		TOTAL	1,029,707
		Soft Drinks--0.1%
390	[1]	Hansen Natural Corp.	13,802
		Software Packaged/Custom--2.3%
3,201	[1]	Ansys, Inc.	128,776
5,381	[1]	BMC Software, Inc.	187,044
		TOTAL	315,820
		Specialty Chemicals--0.7%
2,391		Albemarle Corp.	89,447
		Specialty Retailing--0.9%
3,339		Advance Auto Parts, Inc.	115,796
		Telecommunication Equipment & Services--1.4%
5,107	[1]	Amdocs Ltd.	160,258
586	[1]	Anixter International, Inc.	33,384
		TOTAL	193,642
		Telephone Utility--3.5%
11,484		Embarq Corp.	477,390
		Toys & Games--2.5%
11,804	[1]	Marvel Entertainment, Inc.	338,657
		Undesignated Consumer Cyclicals--1.9%
1,776		DeVRY, Inc.	101,232
442		Pharmaceutical Product Development, Inc.	18,308
2,911	[1]	Weight Watchers International, Inc.	133,498
		TOTAL	253,038
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,441,506)	13,514,430
		MUTUAL FUND--0.1%
16,842	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	16,842
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $12,458,348)[4]	13,531,272
		OTHER ASSETS AND LIABILITIES---NET---0.8%[5]	114,496
		TOTAL NET ASSETS---100%	$13,645,768

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2008, the cost of investments for federal tax purposes was $12,458,348.  The net unrealized appreciation of investments for federal tax purposes was $1,072,924.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,426,331 and net unrealized depreciation from investments for those securities having an excess of cost over value of $353,407.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Federated MDT Small Cap Core Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Shares	Value

		COMMON STOCKS--98.4%
		Agricultural Machinery--1.2%
1,904		Lindsay Manufacturing Co.	$198,244
		Airline - Regional--0.1%
1,179		SkyWest, Inc.	22,436
		Apparel--1.1%
1,583	[1]	Maidenform Brands, Inc.	23,587
3,385	[1]	Warnaco Group, Inc.	156,184
		TOTAL	179,771
		Auto Original Equipment Manufacturers--1.1%
5,171		American Axle & Manufacturing Holdings, Inc.	104,144
4,412		ArvinMeritor, Inc.	65,915
		TOTAL	170,059
		Biotechnology--1.0%
2,574	[1]	Martek Biosciences Corp.	90,759
7,444	[1]	ViroPharma, Inc.	68,187
		TOTAL	158,946
		Broadcasting--0.3%
2,545		Entercom Communication Corp.	26,977
903		World Wrestling Entertainment, Inc.	15,938
		TOTAL	42,915
		Building Materials--0.4%
2,927		Apogee Enterprises, Inc.	65,301
		Clothing Stores--4.1%
5,472		Buckle, Inc.	265,830
9,617	[1]	Fossil, Inc.	344,192
634	[1]	Jos A. Bank Clothiers, Inc.	15,476
3,540		Talbots, Inc.	28,426
		TOTAL	653,924
		Commercial Services & Supplies--0.0%
350	[1]	ICF International, Inc.	6,244
		Commodity Chemicals--3.3%
5,228		Compass Minerals International, Inc.	329,364
3,032		Newmarket Corp.	196,868
		TOTAL	526,232
		Computer Services--0.3%
2,340	[1]	Synnex Corp.	55,879
		Contracting--3.4%
11,835	[1]	Emcor Group, Inc.	296,585
6,484	[1]	Perini Corp.	234,591
		TOTAL	531,176
		Cosmetics & Toiletries--0.2%
1,206	[1]	Helen of Troy Ltd.	20,394
334		Inter Parfums, Inc.	9,673
		TOTAL	30,067
		Crude Oil & Gas Production--3.8%
6,657		Berry Petroleum Co., Class A	329,655
4,424	[1]	Bill Barrett Corp.	227,526
348	[1]	Stone Energy Corp.	21,207
365	[1]	Swift Energy Co.	19,031
		TOTAL	597,419
		Defense Aerospace--0.4%
2,469	[1]	AAR Corp.	57,775
		Defense Electronics--1.5%
1,514		American Railcar Industries, Inc.	31,219
6,216	[1]	FLIR Systems, Inc.	213,395
		TOTAL	244,614
		Discount Department Stores--0.2%
2,760		Freds, Inc.	30,581
		Diversified Leisure--0.1%
553	[1]	Bally Technologies, Inc.	18,631
		Electric Utility--0.8%
5,081		Portland General Electric Co.	121,944
		Electrical Equipment--3.0%
561		Encore Wire Corp.	12,679
16,962	[1]	GrafTech International Ltd.	333,303
713	[1]	Rofin-Sinar Technologies, Inc.	27,151
3,476		Smith (A.O.) Corp.	107,547
		TOTAL	480,680
		Electronic Instruments--0.4%
558		Analogic Corp.	32,135
629	[1]	Axsys Technologies, Inc.	34,312
		TOTAL	66,447
		Ethical Drugs--0.1%
790	[1]	Sciele Pharma, Inc.	15,223
		Financial Services--0.8%
5,670		Deluxe Corp.	120,544
345	[1]	Dollar Financial Corp.	7,445
		TOTAL	127,989
		Food Wholesaling--0.1%
369		Nash Finch Co.	13,498
		Furniture--1.0%
2,669		Ethan Allen Interiors, Inc.	73,317
8,220		Tempur-Pedic International, Inc.	91,324
		TOTAL	164,641
		Generic Drugs--2.6%
10,096		Perrigo Co.	413,835
		Greeting Cards--0.7%
2,917		American Greetings Corp., Class A	52,214
4,121		FTD Group, Inc.	56,664
		TOTAL	108,878
		Home Health Care--0.8%
6,870	[1]	Apria Healthcare Group, Inc.	121,049
		Home Products--2.6%
10,195		Tupperware Brands Corp.	401,683
		Industrial Machinery--1.1%
1,810		Valmont Industries, Inc.	178,213
		Insurance Brokerage--1.0%
4,338		AmTrust Financial Services, Inc.	67,456
2,063		Employers Holdings, Inc.	39,362
1,171		Life Partners Holdings, Inc.	19,532
795		Odyssey Re Holdings Corp.	28,445
		TOTAL	154,795
		Internet Services--2.3%
1,751	[1]	CMG Information Services, Inc.	24,216
9,695	[1]	NetFlix, Inc.	310,046
1,939		United Online, Inc.	20,709
		TOTAL	354,971
		Life Insurance--0.3%
1,045		Delphi Financial Group, Inc., Class A	28,445
1,983		Phoenix Cos., Inc.	25,779
		TOTAL	54,224
		Machine Tools--0.2%
808	[1]	Hurco Co., Inc.	36,998
		Machined Parts Original Equipment Manufacturers--0.0%
1		Applied Industrial Technologies, Inc.	24
		Medical Technology--0.2%
600	[1]	Arthrocare Corp.	27,036
		Metal Fabrication--0.2%
981	[1]	Ladish Co., Inc.	29,489
		Mini-Mill Producer--2.5%
4,553		Schnitzer Steel Industries, Inc., Class A	400,664
		Miscellaneous Communications--0.2%
1,319		NTELOS Holdings Corp.	34,136
		Miscellaneous Components--0.3%
5,805	[1]	Applied Micro Circuits Corp.	50,852
		Miscellaneous Food Products--0.9%
2,637	[1]	Fresh Del Monte Produce, Inc.	83,567
1,423		The Anderson's, Inc.	64,675
		TOTAL	148,242
		Miscellaneous Machinery--0.2%
1,723		Briggs & Stratton Corp.	26,224
		Miscellaneous Metals--0.5%
5,407	[1]	Stillwater Mining Co.	76,671
		Mortgage And Title--0.4%
2,022		LandAmerica Financial Group, Inc.	58,031
		Multi-Industry Capital Goods--1.2%
4,329	[1]	Ceradyne, Inc.	168,658
816	[1]	Tecumseh Products Co., Class A	25,565
		TOTAL	194,223
		Multi-Industry Transportation--0.2%
1,354		Pacer International, Inc.	25,130
		Multi-Line Insurance--2.2%
850		FBL Financial Group, Inc., Class A	23,537
98	[1]	FPIC Insurance Group, Inc.	4,560
1,794		Harleysville Group, Inc.	65,391
990		Infinity Property & Casualty	38,372
540	[1]	Navigators Group, Inc.	26,460
1,787		Tower Group, Inc.	41,977
3,967		Zenith National Insurance Corp.	147,334
		TOTAL	347,631
		Newspaper Publishing--1.0%
7,498		Belo (A.H.) Corp., Series A	75,730
3,988		Lee Enterprises, Inc.	30,827
4,672		McClatchy Co., Class A	49,056
		TOTAL	155,613
		Office Supplies--1.3%
1,949	[1]	Acco Brands Corp.	27,130
3,868	[1]	United Stationers, Inc.	170,540
		TOTAL	197,670
		Offshore Driller--3.1%
5,137	[1]	Bristow Group, Inc.	270,977
4,275	[1]	Hornbeck Offshore Services, Inc.	213,194
		TOTAL	484,171
		Oil Refiner--0.6%
5,773		Alon USA Energy, Inc.	80,533
807		World Fuel Services Corp.	19,820
		TOTAL	100,353
		Oil Service, Explore & Drill--1.9%
1,952	[1]	Dawson Geophysical Co.	141,208
2,538	[1]	Gulfmark Offshore, Inc.	151,772
		TOTAL	292,980
		Oil Well Supply--3.2%
1,889		Gulf Island Fabrication, Inc.	74,691
8,474	[1]	Oil States International, Inc.	424,208
		TOTAL	498,899
		Optical Reading Equipment--0.6%
3,989	[1]	ScanSource, Inc.	99,605
		Other Communications Equipment--1.3%
2,612		Ikon Office Solutions, Inc.	28,601
15,081	[1]	Skyworks Solutions, Inc.	131,054
849	[1]	Superior Essex, Inc.	25,241
1,622	[1]	Syniverse Holdings, Inc.	25,482
		TOTAL	210,378
		Other Steel Producer--0.1%
1,055		Gibraltar Industries, Inc.	11,025
		Packaged Foods--0.2%
1,573	[1]	Chiquita Brands International	35,786
		Paper Products--0.7%
5,052	[1]	Buckeye Technologies, Inc.	43,599
1,629		Neenah Paper, Inc.	37,434
962		Rock-Tenn Co.	32,641
		TOTAL	113,674
		Personal Loans--0.1%
78		ASTA Funding, Inc.	1,113
272	[1]	World Acceptance Corp.	10,711
		TOTAL	11,824
		Personnel Agency--0.2%
2,454	[1]	Volt Information Science, Inc.	32,736
		Plastic--0.2%
1,931		Tredegar Industries, Inc.	31,553
		Pollution Control--0.7%
1,594	[1]	Clean Harbors, Inc.	105,156
		Printed Circuit Boards--1.5%
11,390	[1]	Benchmark Electronics, Inc.	202,514
4,613	[1]	PMC-Sierra, Inc.	35,843
		TOTAL	238,357
		Printing--0.9%
1,013	[1]	Consolidated Graphics, Inc.	58,926
5,335	[1]	Valassis Communications, Inc.	75,757
		TOTAL	134,683
		Property Liability Insurance--3.5%
1,284		American Physicians Capital, Inc.	59,513
1,944	[1]	CNA Surety Corp.	25,719
833	[1]	Darwin Professional Underwriters, Inc.	20,617
1,047	[1]	First Mercury Financial Corp.	16,543
2,646		Horace Mann Educators Corp.	44,770
630		Nymagic, Inc.	14,333
3,573	[1]	ProAssurance Corp.	189,119
2,736		Selective Insurance Group, Inc.	58,332
1,535		State Auto Financial Corp.	42,289
2,616		United Fire & Casualty Co.	86,197
		TOTAL	557,432
		Psychiatric Centers--1.2%
5,556	[1]	Psychiatric Solutions, Inc.	192,849
		Railroads--0.0%
1	[1]	Celadon Group, Inc.	10
		Recreational Goods--0.4%
1,736	[1]	WMS Industries, Inc.	62,826
		Regional Bank--5.5%
1,361		Bank of the Ozarks, Inc.	33,957
6,185		Cathay Bancorp, Inc.	105,454
4,124		Central Pacific Financial Corp.	75,717
6,021	[1]	Citizens Banking Corp.	49,673
451		City Bank Lynwood, WA	8,172
563		Community Trust Bancorp, Inc.	16,924
3,677	[1]	Corus Bankshares, Inc.	26,952
3,625		First Community Bancorp	77,901
296		First Merchants Corp.	7,569
2,185		First Midwest Bancorp, Inc.	55,783
1,730		Frontier Financial Corp.	27,680
2,060		Hanmi Financial Corp.	14,399
5,332		Pacific Capital Bancorp	108,666
2,611		Provident Bankshares Corp.	33,447
6,024		South Financial Group, Inc.	36,385
4,583		Trustmark Corp.	99,818
1,373		United Bankshares, Inc.	39,941
2,035		Whitney Holding Corp.	47,639
		TOTAL	866,077
		Restaurant--0.8%
2,224		CBRL Group, Inc.	82,155
1,256	[1]	Green Mountain Coffee, Inc.	40,443
		TOTAL	122,598
		Rubber--0.0%
531		Cooper Tire & Rubber Co.	6,977
		Savings & Loan--0.5%
2,019		Dime Community Bancorp, Inc.	37,695
684		Flushing Financial Corp.	13,352
555		WSFS Financial Corp.	28,200
		TOTAL	79,247
		Securities Brokerage--1.9%
2,711	[1]	Fcstone Group, Inc.	112,290
5,758	[1]	Interactive Brokers Group, Inc., Class A	181,780
91		OptionsXpress Holdings, Inc.	1,954
		TOTAL	296,024
		Services to Medical Professionals--0.1%
1,132	[1]	Centene Corp.	20,795
		Shoes--2.4%
1,658		Brown Shoe Co., Inc.	27,655
2,383	[1]	Deckers Outdoor Corp.	329,021
847	[1]	Skechers USA, Inc., Class A	20,032
		TOTAL	376,708
		Software Packaged/Custom--0.9%
3,115	[1]	CSG Systems International, Inc.	37,692
4,909	[1]	Epicor Software Corp.	39,272
2,748	[1]	TNS, Inc.	63,204
		TOTAL	140,168
		Specialty Chemicals--3.3%
8,974		Hercules, Inc.	168,711
3,987		Koppers Holdings, Inc.	193,130
716		Minerals Technologies, Inc.	48,502
963	[1]	OM Group, Inc.	52,734
1,691		Quaker Chemical Corp.	52,421
		TOTAL	515,498
		Specialty Machinery--1.1%
1,752		Cascade Corp.	75,774
2,028	[1]	Gardner Denver, Inc.	94,201
		TOTAL	169,975
		Specialty Retailing--0.5%
1,733		Asbury Automotive Group, Inc.	28,855
1,467		Lithia Motors, Inc., Class A	13,203
1,805	[1]	Rush Enterprises, Inc.	29,097
758		Sonic Automotive, Inc.	15,380
		TOTAL	86,535
		Telecommunication Equipment & Services--2.1%
6,818	[1]	ADC Telecommunications, Inc.	95,588
1,656	[1]	Anixter International, Inc.	94,342
2,623	[1]	Mastec, Inc.	21,482
7,901	[1]	Premiere Global Services, Inc.	114,723
		TOTAL	326,135
		Toys & Games--0.9%
6,124	[1]	JAKKS Pacific, Inc.	143,853
		Undesignated Consumer Cyclicals--3.1%
243	[1]	CoStar Group, Inc.	11,652
1,106	[1]	Navigant Consulting, Inc.	22,253
4,494	[1]	Parexel International Corp.	114,148
10,959	[1]	Rent-A-Center, Inc.	235,947
2,957		Speedway Motorsports, Inc.	77,000
1,602	[1]	Sykes Enterprises, Inc.	26,625
		TOTAL	487,625
		Undesignated Consumer Durables--2.1%
4,711		Walter Industries, Inc.	326,755
		Undesignated Consumer Staples--0.2%
1,677		Jackson Hewitt Tax Service, Inc.	25,004
		Undesignated Health--0.2%
1,448	[1]	HealthSouth Corp.	28,482
		Uniforms--0.8%
2,670		Unifirst Corp.	124,983
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,618,301)	15,534,654
		MUTUAL FUND--1.1%
180,604	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	180,604
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $15,798,905)[4]	$15,715,258
		OTHER ASSETS AND LIABILITIES--- NET---0.5%[5]	72,845
		TOTAL NET ASSETS---100%	15,788,103
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2008, the cost of investments for federal tax purposes was $15,798,905. The net unrealized depreciation of investments for federal tax purposes was $83,647.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,248,587 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,332,234.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Federated MDT Small Cap Growth Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Shares	Value

		COMMON STOCKS--97.7%
		Advertising--0.3%
24,005	[1]	Greenfield Online, Inc.	$273,897
		Agricultural Machinery--1.2%
10,993		Lindsay Manufacturing Co.	1,144,591
		Aluminum--1.1%
15,758		Kaiser Aluminum Corp.	1,081,471
		Apparel—0.9%
17,663	[1]	Iconix Brand Group, Inc.	281,195
34,266	[1]	Maidenform Brands, Inc.	510,563
6,970	[1]	True Religion Apparel, Inc.	127,969
		TOTAL	919,727
		Auto Original Equipment Manufacturers--0.2%
8,234	[1]	LKQ Corp.	179,172
1,739	[1]	Tenneco Automotive, Inc.	44,484
		TOTAL	223,656
		Baking--0.9%
32,285		Flowers Foods, Inc.	835,859
		Beer--2.4%
18,582	[1]	Central European Distribution Corp.	1,132,015
26,325	[1]	The Boston Beer Co., Inc., Class A	1,166,197
		TOTAL	2,298,212
		Bituminous Coal--1.2%
23,550	[1]	Alpha Natural Resources, Inc.	1,145,707
		Broadcasting--1.0%
57,252		World Wrestling Entertainment, Inc.	1,010,498
		Building Materials--1.1%
48,525		Apogee Enterprises, Inc.	1,082,593
		Carpets--0.1%
9,574		Interface, Inc.	122,930
		Cement--0.2%
5,717	[1]	Astec Industries, Inc.	209,528
		Clothing Stores--4.6%
14,527	[1]	Aeropostale, Inc.	461,813
26,240		Buckle, Inc.	1,274,739
34,390	[1]	Fossil, Inc.	1,230,818
29,964	[1]	Gymboree Corp.	1,295,044
8,612	[1]	Jos A. Bank Clothiers, Inc.	210,219
		TOTAL	4,472,633
		Commercial Services--0.3%
18,340	[1]	ICF International, Inc.	327,186
		Commodity Chemicals--1.1%
16,523		Compass Minerals International, Inc.	1,040,949
		Computer Networking--0.7%
47,738	[1]	Radiant Systems, Inc.	643,986
		Computer Peripherals--0.6%
30,106	[1]	Emulex Corp.	394,088
12,756	[1]	Rimage Corp.	227,950
		TOTAL	622,038
		Computer Services--0.3%
8,869	[1]	Manhattan Associates, Inc.	230,683
3,047		Syntel, Inc.	100,886
		TOTAL	331,569
		Construction Machinery--1.1%
27,295		Manitowoc, Inc.	1,032,297
		Contracting--1.4%
31,131	[1]	Perini Corp.	1,126,320
8,222	[1]	Team, Inc.	244,440
		TOTAL	1,370,760
		Cosmetics & Toiletries--1.6%
12,489	[1]	Chattem, Inc.	872,731
24,568		Inter Parfums, Inc.	711,489
		TOTAL	1,584,220
		Crude Oil & Gas Production--0.7%
7,660	[1]	Bill Barrett Corp.	393,954
8,390	[1]	Bois d'Arc Energy, Inc.	200,521
5,793	[1]	Rosetta Resources, Inc.	126,229
		TOTAL	720,704
		Defense Aerospace--1.4%
15,156	[1]	AAR Corp.	354,650
16,931	[1]	Teledyne Technologies, Inc.	994,358
		TOTAL	1,349,008
		Defense Electronics--1.4%
36,909	[1]	FLIR Systems, Inc.	1,267,086
6,480		La Barge, Inc.	85,536
		TOTAL	1,352,622
		Diversified Leisure--1.2%
35,451	[1]	Bally Technologies, Inc.	1,194,344
		Drug Stores--1.0%
23,370		Longs Drug Stores Corp.	936,202
		Electrical Test/Measuring Equipment-1.3%
20,318		Badger Meter, Inc.	1,057,958
5,756		MTS Systems Corp.	197,891
		TOTAL	1,255,849
		Electrical Equipment--2.4%
3,181		American Science & Engineering, Inc.	155,010
974		Franklin Electronics, Inc.	37,713
64,056	[1]	GrafTech International Ltd.	1,258,700
22,963	[1]	Rofin-Sinar Technologies, Inc.	874,431
		TOTAL	2,325,854
		Electronic Components--0.2%
7,885	[1]	Eagle Test Systems, Inc.	95,172
6,011	[1]	Volterra Semiconductor Corp.	90,526
		TOTAL	185,698
		Ethical Drugs--0.7%
18,979	[1]	Cubist Pharmaceuticals, Inc.	367,433
256	[1]	KV Pharmaceutical Co., Class A	6,257
17,728	[1]	Sciele Pharma, Inc.	341,619
		TOTAL	715,309
		Financial Services--1.1%
1,212		Deluxe Corp.	25,767
26,763	[1]	Dollar Financial Corp.	577,545
40,476		GFI Group, Inc.	475,593
		TOTAL	1,078,905
		Food Wholesaling--0.3%
8,200		Nash Finch Co.	299,956
		Generic Drugs--1.4%
6,370		Medicis Pharmaceutical Corp., Class A	131,222
30,715		Perrigo Co.	1,259,008
		TOTAL	1,390,230
		Grocery Chain--0.2%
9,320		Spartan Stores, Inc.	194,602
		Home Health Care--1.3%
69,920	[1]	Apria Healthcare Group, Inc.	1,231,990
		Home Products--1.2%
29,552		Tupperware Brands Corp.	1,164,349
		Household Appliances--0.4%
6,390	[1]	Middleby Corp.	400,973
		Industrial Machinery--2.2%
29,700		Actuant Corp.	1,005,939
11,345		Valmont Industries, Inc.	1,117,029
		TOTAL	2,122,968
		Insurance--0.2%
6,193	[1]	Darwin Professional Underwriters, Inc.	153,277
		Internet Services--3.1%
38,570	[1]	NetFlix, Inc.	1,233,469
9,554	[1]	Priceline.com, Inc.	1,219,473
4,010	[1]	TechTarget, Inc.	53,814
47,087		United Online, Inc.	502,889
		TOTAL	3,009,645
		Leasing--0.2%
15,963	[1]	CAI International, Inc.	233,858
		Long-Term Care Centers--0.1%
5,548	[1]	Sun Healthcare Group, Inc.	72,956
		Machine Tools--0.8%
13,293	[1]	AZZ, Inc.	354,657
10,065	[1]	Hurco Co., Inc.	460,876
		TOTAL	815,533
		Machined Parts Original Equipment Manufacturers--0.3%
12,155		Applied Industrial Technologies, Inc.	293,665
		Medical Supplies--0.5%
46,683	[1]	PetMed Express, Inc.	523,783
		Medical Technology--0.9%
4,144	[1]	Arthrocare Corp.	186,729
4,880	[1]	Natus Medical, Inc.	95,990
28,076	[1]	Vnus Medical Technologies, Inc.	459,043
3,717	[1]	Zoll Medical Corp.	124,073
		TOTAL	865,835
		Metal Containers--1.7%
17,068		Greif, Inc., Class A	1,102,593
9,706		Silgan Holdings, Inc.	517,136
		TOTAL	1,619,729
		Metal Fabrication--0.5%
17,688		Barnes Group, Inc.	461,303
		Miscellaneous Communications--2.1%
22,013	[1]	Bankrate, Inc.	1,149,959
13,823	[1]	Cogent Communications Group, Inc.	290,421
10,747		NTELOS Holdings Corp.	278,132
13,714	[1]	j2 Global Communications, Inc.	293,480
		TOTAL	2,011,992
		Miscellaneous Components--0.3%
3,794	[1]	SunPower Corp., Class A	331,102
		Miscellaneous Food Products--0.7%
15,384		The Anderson's, Inc.	699,203
		Miscellaneous Machinery--0.3%
4,287		Nordson Corp.	253,062
869		Regal Beloit Corp.	32,231
		TOTAL	285,293
		Multi-Industry Transportation--0.3%
8,659	[1]	Hub Group, Inc.	283,063
		Natural Gas Production--0.4%
11,017		Crosstex Energy, Inc.	381,298
		Office Supplies--0.5%
9,993	[1]	United Stationers, Inc.	440,591
		Offshore Driller--1.4%
2,811	[1]	Atwood Oceanics, Inc.	283,040
20,487	[1]	Bristow Group, Inc.	1,080,689
		TOTAL	1,363,729
		Oil Refiner--0.1%
2,812		World Fuel Services Corp.	69,063
		Oil Service, Explore & Drill--5.8%
44,228	[1]	Complete Production Services, Inc.	1,194,598
2,918	[1]	Comstock Resources, Inc.	132,740
16,194	[1]	Dawson Geophysical Co.	1,171,474
21,301	[1]	Gulfmark Offshore, Inc.	1,273,800
9,055	[1]	McDermott International, Inc.	485,167
6,449	[1]	Trico Marine Services, Inc.	243,063
14,822	[1]	W-H Energy Services, Inc.	1,145,592
		TOTAL	5,646,434
		Oil Well Supply--1.5%
4,460		Gulf Island Fabrication, Inc.	176,348
1,267	[1]	ICO, Inc.	9,414
26,004	[1]	Oil States International, Inc.	1,301,760
		TOTAL	1,487,522
		Optical Reading Equipment--2.1%
48,369	[1]	Intermec, Inc.	1,021,553
40,147	[1]	ScanSource, Inc.	1,002,471
		TOTAL	2,024,024
		Personal Loans--1.4%
14,070		Cash America International, Inc.	573,915
29,327	[1]	Ezcorp, Inc., Class A	356,030
9,875	[1]	World Acceptance Corp.	388,878
		TOTAL	1,318,823
		Personnel Agency--0.4%
14,397	[1]	Aecom Technology Corp.	395,342
		Photo-Optical Computer-Equipment--0.0%
1,577		Cognex Corp.	39,740
		Pollution Control--1.1%
16,402	[1]	Clean Harbors, Inc.	1,082,040
		Poultry Products--0.3%
17,667	[1]	Darling International, Inc.	269,775
		Printed Circuit Boards--0.8%
102,713	[1]	PMC-Sierra, Inc.	798,080
		Printing--0.6%
10,476	[1]	Consolidated Graphics, Inc.	609,389
		Psychiatric Centers--1.2%
34,658	[1]	Psychiatric Solutions, Inc.	1,202,979
		Railroad--0.2%
4,417		Wabtec Corp.	189,401
		Recreational Goods--0.6%
16,608	[1]	WMS Industries, Inc.	601,044
		Recreational Vehicles--0.8%
17,630		Polaris Industries, Inc., Class A	820,677
		Restaurant--2.0%
13,312		CBRL Group, Inc.	491,745
30,900	[1]	CEC Entertainment, Inc.	1,149,480
9,357	[1]	Green Mountain Coffee, Inc.	301,295
		TOTAL	1,942,520
		Securities Brokerage--3.6%
29,727	[1]	Fcstone Group, Inc.	1,231,292
41,830	[1]	Interactive Brokers Group, Inc., Class A	1,320,573
13,973	[1]	Investment Technology Group, Inc.	674,337
13,973		OptionsXpress Holdings, Inc.	300,000
		TOTAL	3,526,202
		Semiconductor Manufacturing--1.0%
41,572	[1]	Plexus Corp.	1,001,469
		Semiconductor Manufacturing Equipment--0.3%
20,420	[1]	Ultratech, Inc.	291,189
		Services to Medical Professionals--0.8%
41,943	[1]	Centene Corp.	770,493
		Shoes--2.4%
9,579	[1]	Deckers Outdoor Corp.	1,322,573
16,974	[1]	Skechers USA, Inc., Class A	401,435
21,957		Wolverine World Wide, Inc.	631,044
		TOTAL	2,355,052
		Silver Production--0.1%
10,204	[1]	Hecla Mining Co.	104,693
		Software Packaged/Custom—4.9%
21,819	[1]	Bottomline Technologies, Inc.	232,372
42,097	[1]	Epicor Software Corp.	336,776
12,075	[1]	IGATE Capital Corp.	98,170
30,138	[1]	Interwoven, Inc.	339,354
5,603	[1]	Phoenix Technology Ltd.	66,059
12,160	[1]	Progress Software Corp.	367,597
71,327	[1]	S1 Corp.	482,171
9,872	[1]	SPSS, Inc.	416,993
13,203	[1]	Sapient Corp.	94,005
46,422	[1]	Solera Holdings, Inc.	1,198,152
60,623	[1]	Websense, Inc.	1,179,117
		TOTAL	4,810,766
		Specialty Chemicals--2.5%
11,439		Chemed Corp.	390,070
42,932		Hercules, Inc.	807,122
24,620		Koppers Holdings, Inc.	1,192,593
		TOTAL	2,389,785
		Specialty Machinery--0.6%
15,175		Woodward Governor Co.	533,098
		Telecommunications Equipment & Services--0.2%
6,601	[1]	GeoEye, Inc.	152,021
		Trucking--0.6%
15,819		Forward Air Corp.	539,270
1,561	[1]	Old Dominion Freight Lines, Inc.	47,923
		TOTAL	587,193
		Undesignated Consumer Cyclicals--5.4%
4,081	[1]	CoStar Group, Inc.	195,684
22,077	[1]	Exponent, Inc.	744,878
7,194	[1]	FTI Consulting, Inc.	460,416
58,437	[1]	Navigant Consulting, Inc.	1,175,752
38,508		Nu Skin Enterprises, Inc., Class A	690,448
24,894	[1]	Parexel International Corp.	632,308
25,561	[1]	Sykes Enterprises, Inc.	424,824
16,337		Watson Wyatt & Co. Holdings	957,675
		TOTAL	5,281,985
		Undesignated Consumer Durables--1.2%
16,120		Walter Industries, Inc.	1,118,083
		Undesignated Health--0.2%
7,286	[1]	HealthSouth Corp.	143,316
		TOTAL COMMON STOCKS (IDENTIFIED COST $90,211,230)	95,101,923
		MUTUAL FUND--2.7%
2,603,491	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	2,603,491
		TOTAL INVESTMENTS---100.4% (IDENTIFIED COST $92,814,721)[4]	97,705,414
		OTHER ASSETS AND LIABILITIES---NET---(0.4)%[5]	(383,435)
		TOTAL NET ASSETS---100%	$97,321,979

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2008, the cost of investments for federal tax purposes was $92,814,721. The net unrealized appreciation of investments for federal tax purposes was $4,890,693.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,019,518 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,128,825.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below.  There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
      The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Federated MDT Small Cap Value Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--98.6%
		Agricultural Chemicals--1.6%
206		CF Industries Holdings, Inc.	$27,542
5,654	[1]	Terra Industries, Inc.	214,060
		TOTAL	241,602
		Agricultural Machinery--0.2%
336		Lindsay Manufacturing Co.	34,984
		Airline - Regional--1.1%
6,819	[1]	Republic Airways Holdings, Inc.	114,968
2,981		SkyWest, Inc.	56,728
		TOTAL	171,696
		Apparel--0.3%
918	[1]	Warnaco Group, Inc.	42,357
		Beer--0.4%
1,078	[1]	Central European Distribution Corp.	65,672
		Biotechnology--0.9%
6,902	[1]	Emergent Biosolutions, Inc.	64,948
680	[1]	Martek Biosciences Corp.	23,977
4,774	[1]	ViroPharma, Inc.	43,730
		TOTAL	132,655
		Book Publishing--0.5%
2,477	[1]	Scholastic Corp.	69,728
		Broadcasting--0.6%
10,817		Sinclair Broadcast Group, Inc.	95,081
		Building Materials--0.4%
639		Ameron, Inc.	63,133
277		Insteel Industries, Inc.	3,451
		TOTAL	66,584
		Commercial Services—0.7%
1,534	[1]	Aecom Technology Corp.	42,124
3,414	[1]	SAIC, Inc.	64,866
		TOTAL	106,990
		Commodity Chemicals--1.3%
1,080		Compass Minerals International, Inc.	68,040
4,549		Innophos Holdings, Inc.	81,473
762		Newmarket Corp.	49,477
		TOTAL	198,990
		Computer Peripherals--0.5%
2,037		Bel Fuse, Inc.	53,105
1,342	[1]	Emulex Corp.	17,567
		TOTAL	70,672
		Computer Services--1.5%
637	[1]	CACI International, Inc., Class A	31,926
8,238	[1]	Synnex Corp.	196,723
		TOTAL	228,649
		Computer Stores--2.1%
5,619	[1]	Insight Enterprises, Inc.	67,765
3,466	[1]	PC Connections, Inc.	25,891
6,443	[1]	Tech Data Corp.	216,549
		TOTAL	310,205
		Contracting--0.5%
1,302		Comfort Systems USA, Inc.	17,707
2,251	[1]	Emcor Group, Inc.	56,410
		TOTAL	74,117
		Crude Oil & Gas Production--10.5%
5,029		Berry Petroleum Co., Class A	249,036
1,150	[1]	Bill Barrett Corp.	59,144
3,653	[1]	EXCO Resources, Inc.	81,535
6,529	[1]	Encore Aquisition Co.	297,918
333	[1]	Petroleum Development Corp.	25,052
5,650	[1]	Rosetta Resources, Inc.	123,114
3,673	[1]	Stone Energy Corp.	223,833
4,422	[1]	Swift Energy Co.	230,563
3,596	[1]	Whiting Petroleum Corp.	275,166
		TOTAL	1,565,361
		Defense Aerospace--1.3%
3,475	[1]	Esterline Technologies Corp.	193,418
		Drug Stores--0.1%
276		Longs Drug Stores Corp.	11,057
		Electric & Electronic Original Equipment Manufacturers--0.2%
2,440		CTS Corp.	27,450
		Electric Utility--4.1%
1,821		Allete, Inc.	76,063
2,169		Avista Corp.	44,530
1,185		CH Energy Group, Inc.	41,902
4,381		Cleco Corp.	105,188
4,318	[1]	El Paso Electric Co.	97,457
971		Idacorp, Inc.	31,499
8,946		Portland General Electric Co.	214,704
		TOTAL	611,343
		Electrical Equipment--0.7%
2,989	[1]	EnerSys, Inc.	69,943
268	[1]	Littelfuse, Inc.	9,852
796		Robbins & Myers, Inc.	31,729
		TOTAL	111,524
		Electrical Test/Measuring Equipment--0.6%
4,429	[1]	Multi-Fineline Electronix, Inc.	83,708
		Electronic Components--0.2%
2,910		Methode Electronics, Inc., Class A	31,544
		Electronic Instruments--0.2%
390		Analogic Corp.	22,460
217	[1]	Axsys Technologies, Inc.	11,837
		TOTAL	34,297
		Financial Services--0.5%
4,324		Hercules Technology Growth Capital, Inc.	43,889
313		MainSource Financial Group, Inc.	4,636
3,846		Medallion Financial Corp.	32,729
		TOTAL	81,254
		Furniture--0.2%
1,508		Hooker Furniture Corp.	31,623
		Gas Distributor--1.2%
3,622		Southwest Gas Corp.	104,567
2,399		WGL Holdings, Inc.	78,687
		TOTAL	183,254
		Generic Drugs--0.7%
2,376		Perrigo Co.	97,392
		Greeting Cards--1.7%
5,465		American Greetings Corp., Class A	97,823
1,102		CSS Industries, Inc.	34,460
8,744		FTD Group, Inc.	120,230
		TOTAL	252,513
		Home Health Care--1.1%
235	[1]	Amerigroup Corp.	6,108
8,880	[1]	Apria Healthcare Group, Inc.	156,466
		TOTAL	162,574
		Home Products--1.5%
5,647		Tupperware Brands Corp.	222,492
		Hotels and Motels--0.2%
6,521	[1]	Interstate Hotels & Resorts, Inc.	28,040
		Industrial Machinery--0.9%
2,234	[1]	Chart Industries, Inc.	90,790
818		Gorman Rupp Co.	28,655
427		Tennant Co.	14,574
		TOTAL	134,019
		Insurance Brokerage--1.8%
7,742		AmTrust Financial Services, Inc.	120,388
2,926		Odyssey Re Holdings Corp.	104,692
2,037	[1]	Texas Capital Bancshares, Inc.	37,583
		TOTAL	262,663
		Integrated Domestic Oil--0.6%
4,643	[1]	Callon Petroleum Corp.	92,860
		Internet Services--0.7%
7,394	[1]	CMG Information Services, Inc.	102,259
		Leasing--0.5%
3,391		Financial Federal Corp.	79,180
		Life Insurance--1.9%
6,176		American Equity Investment Life Holding Co.	59,598
4,442		Delphi Financial Group, Inc., Class A	120,911
7,512		Phoenix Cos., Inc.	97,656
		TOTAL	278,165
		Maritime--1.0%
2,012		Genco Shipping & Trading Ltd.	136,112
400		TAL International Group, Inc.	9,684
		TOTAL	145,796
		Medical Technology--0.1%
167	[1]	Bio Rad Laboratories, Inc., Class A	13,919
		Metal Fabrication--2.7%
3,731		Mueller Industries, Inc.	120,772
2,605		Olympic Steel, Inc.	133,376
8,073		Worthington Industries, Inc.	145,395
		TOTAL	399,543
		Mini-Mill Producer--1.1%
1,793		Schnitzer Steel Industries, Inc., Class A	157,784
		Miscellaneous Components--0.9%
907	[1]	Cree, Inc.	23,582
4,563	[1]	DSP Group, Inc.	59,912
2,194	[1]	MKS Instruments, Inc.	50,133
		TOTAL	133,627
		Miscellaneous Food Products--1.2%
5,854	[1]	Fresh Del Monte Produce, Inc.	185,513
		Miscellaneous Machinery--0.6%
599		Curtiss Wright Corp.	28,447
930		Nordson Corp.	54,898
		TOTAL	83,345
		Miscellaneous Metals--1.3%
1,294		Matthews International Corp., Class A	63,975
7,207	[1]	Stillwater Mining Co.	102,195
6,904	[1]	USEC, Inc.	32,035
		TOTAL	198,205
		Multi-Line Insurance--5.1%
4,226	[1]	Amerisafe, Inc.	60,263
2,506		EMC Insurance Group, Inc.	73,175
3,715		FBL Financial Group, Inc., Class A	102,868
2,557	[1]	FPIC Insurance Group, Inc.	118,977
4,439		Harleysville Group, Inc.	161,802
2,280		Infinity Property & Casualty	88,373
2,821	[1]	Navigators Group, Inc.	138,229
476		Safety Insurance Group, Inc.	17,088
		TOTAL	760,775
		Natural Gas Production--0.6%
527	[1]	Natural Gas Services Group, Inc.	13,122
12,316	[1]	VAALCO Energy, Inc.	79,808
		TOTAL	92,930
		Offshore Driller--0.4%
1,266	[1]	Hornbeck Offshore Services, Inc.	63,135
		Oil Service, Explore & Drill--3.2%
2,538	[1]	Bronco Drilling Co., Inc.	43,654
18,905	[1]	Grey Wolf, Inc.	118,534
3,823	[1]	Gulfmark Offshore, Inc.	228,615
2,174	[1]	Trico Marine Services, Inc.	81,938
		TOTAL	472,741
		Other Communications Equipment--2.9%
18,605	[1]	Skyworks Solutions, Inc.	161,677
3,153	[1]	Superior Essex, Inc.	93,739
10,968	[1]	Syniverse Holdings, Inc.	172,307
		TOTAL	427,723
		Packaged Foods--1.0%
6,545	[1]	Chiquita Brands International	148,899
		Paper Products--1.3%
8,806	[1]	Buckeye Technologies, Inc.	75,996
5,834		Glatfelter (P.H.) Co.	85,118
1,106		Rock-Tenn Co.	37,527
		TOTAL	198,641
		Personnel Agency--1.0%
500		CDI Corp.	13,600
3,227		Gevity HR, Inc.	22,008
1,581		Maximus, Inc.	59,952
5,133	[1]	Spherion Corp.	25,357
2,101	[1]	Volt Information Science, Inc.	28,027
		TOTAL	148,944
		Personal Loans--0.3%
3,332		ASTA Funding, Inc.	47,548
		Plastic--0.7%
4,862		Schulman (A.), Inc.	103,074
		Printed Circuit Boards--0.8%
5,287	[1]	Benchmark Electronics, Inc.	94,003
14,102	[1]	Sanmina-SCI Corp.	21,858
		TOTAL	115,861
		Printing--1.6%
1,630		Bowne & Co., Inc.	27,123
1,895	[1]	Consolidated Graphics, Inc.	110,232
7,379	[1]	Valassis Communications, Inc.	104,782
		TOTAL	242,137
		Property Liability Insurance--7.4%
3,439		American Physicians Capital, Inc.	159,398
4,495	[1]	CNA Surety Corp.	59,469
1,623	[1]	First Mercury Financial Corp.	25,643
4,782		Horace Mann Educators Corp.	80,911
5,003		Meadowbrook Insurance Group, Inc.	36,222
4,737	[1]	OneBeacon Insurance Group Ltd.	93,129
3,711	[1]	ProAssurance Corp.	196,423
3,209		RLI Corp.	154,032
4,432	[1]	Seabright Insurance Holdings, Inc.	68,785
4,876		Selective Insurance Group, Inc.	103,956
4,005		United Fire & Casualty Co.	131,965
		TOTAL	1,109,933
		Railroad--0.3%
1,396	[1]	Genesee & Wyoming, Inc., Class A	49,809
		Recreational Goods--0.3%
2,732		Callaway Golf Co.	37,538
		Regional Bank--4.3%
938		Bancorpsouth, Inc.	22,540
523		Chemical Financial Corp.	12,698
1,080		Community Trust Bancorp, Inc.	32,465
1,225		First Merchants Corp.	31,323
1,769		FirstMerit Corp.	36,300
805		Home Bancshares, Inc.	18,700
5,892		Oriental Financial Group	110,770
1,283		Pacific Capital Bancorp	26,148
396		Park National Corp.	30,100
1,090		Renasant Corp.	25,255
3,386		Republic Bancorp, Inc.	78,318
88		SCBT Financial Corp.	2,989
1,368	[1]	SVB Financial Group	66,567
923		Sandy Spring Bancorp, Inc.	23,537
1,668		Southside Bancshares, Inc.	40,260
23		Wesbanco, Inc.	495
3,844		Whitney Holding Corp.	89,988
		TOTAL	648,453
		Restaurant--0.5%
1,807		Bob Evans Farms, Inc.	50,722
497	[1]	CEC Entertainment, Inc.	18,488
		TOTAL	69,210
		Rubber--0.4%
4,885		Cooper Tire & Rubber Co.	64,189
		Savings & Loan--0.7%
3,327		Flushing Financial Corp.	64,943
1,536	[1]	Investors Bancorp, Inc.	22,533
971		OceanFirst Financial Corp.	18,284
		TOTAL	105,760
		Securities Brokerage--1.7%
2,964	[1]	Interactive Brokers Group, Inc., Class A	93,573
7,308	[1]	Knight Capital Group, Inc., Class A	136,733
2,242		SWS Group, Inc.	29,415
		TOTAL	259,721
		Semiconductor Manufacturing--1.2%
7,251	[1]	Omnivision Technologies, Inc.	116,306
2,587	[1]	Plexus Corp.	62,321
		TOTAL	178,627
		Services to Medical Professionals--0.2%
1,963	[1]	Centene Corp.	36,060
		Shoes--0.4%
102	[1]	Deckers Outdoor Corp.	14,083
2,671	[1]	Steven Madden Ltd.	50,509
		TOTAL	64,592
		Silver Production--0.2%
2,338	[1]	Hecla Mining Co.	23,988
		Software Packaged/Custom--1.4%
521	[1]	ManTech International Corp., Class A	24,888
2,568	[1]	S1 Corp.	17,360
5,949	[1]	TNS, Inc.	136,827
3,313	[1]	Tibco Software, Inc.	25,411
		TOTAL	204,486
		Specialty Chemicals--2.1%
481		Minerals Technologies, Inc.	32,583
3,953	[1]	OM Group, Inc.	216,466
1,902		Quaker Chemical Corp.	58,962
		TOTAL	308,011
		Specialty Machinery--0.3%
1,223		Woodward Governor Co.	42,964
		Specialty Retailing--0.2%
1,281	[1]	Conn's, Inc.	22,584
		Telecommunication Equipment & Services--2.2%
9,017	[1]	ADC Telecommunications, Inc.	126,418
1,746	[1]	Anaren Microwave, Inc.	23,519
518	[1]	Oplink Communications, Inc.	4,978
9,863	[1]	Premiere Global Services, Inc.	143,211
1,728	[1]	Tekelec, Inc.	25,436
		TOTAL	323,562
		Toys & Games--0.8%
4,831	[1]	JAKKS Pacific, Inc.	113,480
		Trucking--0.1%
545		Arkansas Best Corp.	21,517
		Undesignated Consumer Cyclicals--1.3%
2,316	[1]	Rent-A-Center, Inc.	49,863
5,271		Speedway Motorsports, Inc.	137,257
		TOTAL	187,120
		Uniforms--0.8%
2,657		Unifirst Corp.	124,374
		TOTAL COMMON STOCKS (IDENTIFIED COST $14,114,544)	14,724,090
		MUTUAL FUND--1.5%
225,260	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	225,260
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $14,339,804)[4]	14,949,350
		OTHER ASSETS AND LIABILITIES – NET—(0.1)%[5]	(9,774)
		TOTAL NET ASSETS—100%	$14,939,576

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2008, the cost of investments for federal tax purposes was $14,339,804. The net unrealized appreciation of investments for federal tax purposes was $609,546.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,386,043 and net unrealized depreciation from investments for those securities having an excess of cost over value of $776,497.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Federated MDT Tax Aware/All Cap Core Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Shares	Value

		COMMON STOCKS—96.2%
		Agricultural Chemicals--4.2%
145		Bunge Ltd.	$16,543
7,000		Monsanto Co.	798,140
		TOTAL	814,683
		Agricultural Machinery--0.5%
1,499	[1]	AGCO Corp.	90,135
		Airline - Regional--0.4%
300	[1]	Alaska Air Group, Inc.	6,444
511	[1]	Republic Airways Holdings, Inc.	8,615
4,666		Southwest Airlines Co.	61,778
		TOTAL	76,837
		Aluminum--0.1%
148		Kaiser Aluminum Corp.	10,157
		Apparel--0.6%
275		Columbia Sportswear Co.	11,539
1,543		Guess ?, Inc.	59,066
711		Liz Claiborne, Inc.	12,578
760	[1]	Warnaco Group, Inc.	35,066
		TOTAL	118,249
		AT&T Divestiture--0.7%
3,720		AT&T, Inc.	144,001
		Auto Original Equipment Manufacturer--0.0%
309		Superior Industries International, Inc.	6,276
		Auto Rentals--0.0%
109	[1]	AMERCO	6,260
		Biotechnology--0.8%
705	[1]	Amgen, Inc.	29,518
668	[1]	Genentech, Inc.	45,558
594	[1]	Genzyme Corp.	41,788
580	[1]	Gilead Sciences, Inc.	30,021
167	[1]	Martek Biosciences Corp.	5,888
		TOTAL	152,773
		Bituminous Coal--0.2%
652		Massey Energy Co.	34,119
		Building Materials--0.1%
270		Universal Forest Products, Inc.	9,372
		Clothing Stores--0.7%
467	[1]	Aeropostale, Inc.	14,846
597	[1]	Fossil, Inc.	21,367
2,397	[1]	Hanesbrands, Inc.	83,943
248	[1]	Urban Outfitters, Inc.	8,494
		TOTAL	128,650
		Commodity Chemicals--1.1%
5,206		Dow Chemical Co.	209,021
109		PPG Industries, Inc.	6,689
		TOTAL	215,710
		Computer Peripherals--0.4%
1,663	[1]	Lexmark International Group, Class A	52,202
723	[1]	Western Digital Corp.	20,960
		TOTAL	73,162
		Computer Services--0.0%
298	[1]	Synnex Corp.	7,116
		Computer Stores--0.1%
640	[1]	Insight Enterprises, Inc.	7,718
603	[1]	Tech Data Corp.	20,267
		TOTAL	27,985
		Computers - Low End—4.9%
5,463	[1]	Apple, Inc.	950,289
		Computers - Midrange--0.4%
1,824		Hewlett-Packard Co.	84,542
		Construction Machinery--0.7%
80		Caterpillar, Inc.	6,550
1,364		Joy Global, Inc.	101,277
721		Manitowoc, Inc.	27,268
		TOTAL	135,095
		Copper--0.1%
224	[1]	Southern Copper Corp.	25,706
		Crude Oil & Gas Production--5.5%
1,275		Anadarko Petroleum Corp.	84,864
4,937		Apache Corp.	664,915
1,494		Cimarex Energy Co.	93,076
769		Devon Energy Corp.	87,205
426	[1]	Newfield Exploration Co.	25,884
681		Pioneer Natural Resources, Inc.	39,314
528	[1]	Stone Energy Corp.	32,176
655	[1]	Swift Energy Co.	34,152
324		W&T Offshore, Inc.	13,252
		TOTAL	1,074,838
		Defense Aerospace--0.1%
538	[1]	AAR Corp.	12,589
		Defense Electronics--0.2%
434	[1]	FLIR Systems, Inc.	14,899
60	[1]	First Solar, Inc.	17,519
		TOTAL	32,418
		Department Stores--0.4%
1,347		Dillards, Inc., Class A	27,479
220		Penney (J.C.) Co., Inc.	9,350
881	[1]	Saks, Inc.	11,462
294	[1]	Sears Holdings Corp.	28,991
		TOTAL	77,282
		Discount Department Stores--0.5%
585	[1]	99 Cents Only Stores	5,563
781	[1]	BJ's Wholesale Club, Inc.	29,772
729	[1]	Dollar Tree, Inc.	23,036
1,315		Family Dollar Stores, Inc.	28,141
		TOTAL	86,512
		Diversified Leisure--0.5%
1,800		Carnival Corp.	72,306
708	[1]	Gaylord Entertainment Co.	20,971
534	[1]	Pinnacle Entertainment, Inc.	8,288
		TOTAL	101,565
		Diversified Oil--1.7%
756		Murphy Oil Corp.	68,297
3,144		Occidental Petroleum Corp.	261,612
		TOTAL	329,909
		Electric Utility--2.7%
1,379		American Electric Power Co., Inc.	61,545
1,705		CMS Energy Corp.	24,859
2,566		Edison International	133,868
256		Hawaiian Electric Industries, Inc.	6,310
242		Integrys Energy Group, Inc.	11,589
570		OGE Energy Corp.	18,633
514		P G & E Corp.	20,560
515		Pepco Holdings, Inc.	12,829
487		Portland General Electric Co.	11,688
1,010	[1]	Reliant Resources, Inc.	25,997
877		SCANA Corp.	34,580
1,892		Sempra Energy	107,220
1,052		Wisconsin Energy Corp.	49,928
		TOTAL	519,606
		Electrical Equipment--0.2%
360	[1]	Rofin-Sinar Technologies, Inc.	13,709
1,741		Xerox Corp.	24,322
		TOTAL	38,031
		Electronic Instruments--0.0%
74		Analogic Corp.	4,262
		Ethical Drugs--0.7%
1,413	[1]	Forest Laboratories, Inc., Class A	49,045
1,463		Merck & Co., Inc.	55,653
731		Wyeth	32,508
		TOTAL	137,206
		Financial Services--0.5%
2,059		Ameriprise Financial, Inc.	97,782
		Gas Distributor--0.2%
652		AGL Resources, Inc.	22,168
178		New Jersey Resources Corp.	5,669
429		WGL Holdings, Inc.	14,071
		TOTAL	41,908
		Generic Drugs--0.6%
2,164		Perrigo Co.	88,702
1,220	[1]	Warner Chilcott Ltd., Class A	20,996
		TOTAL	109,698
		Greeting Cards--0.1%
716		American Greetings Corp., Class A	12,816
		Grocery Chain--0.3%
1,689		Safeway, Inc.	53,372
		Home Building--2.3%
413		Centex Corp.	8,599
6,440		D. R. Horton, Inc.	99,756
640	[1]	Hovnanian Enterprises, Inc., Class A	7,565
2,412		KB HOME	54,270
2,240		Lennar Corp., Class A	41,261
866		M.D.C. Holdings, Inc.	37,740
464	[1]	Meritage Corp.	8,802
88	[1]	NVR, Inc.	53,988
4,910		Pulte Homes, Inc.	64,026
1,223		Ryland Group, Inc.	39,112
1,593	[1]	Toll Brothers, Inc.	36,066
		TOTAL	451,185
		Home Products--0.1%
227		Tupperware Brands Corp.	8,944
		Household Appliances--0.0%
77		Whirlpool Corp.	5,604
		Industrial Machinery--0.1%
286	[1]	Terex Corp.	19,928
		Integrated Domestic Oil--5.1%
11,318		ConocoPhillips	975,046
131		Hess Corp.	13,912
		TOTAL	988,958
		Integrated International Oil--4.6%
9,221		Chevron Corp.	886,599
		Internet Services--1.7%
2,680	[1]	Amazon.com, Inc.	210,728
2,082	[1]	NetFlix, Inc.	66,582
428	[1]	Priceline.com, Inc.	54,630
		TOTAL	331,940
		Leasing--0.1%
582		GATX Corp.	25,608
		Life Insurance--4.3%
732		American Equity Investment Life Holding Co.	7,064
10,076		MetLife, Inc.	613,125
255		Principal Financial Group	13,683
554		Protective Life Corp.	23,611
1,597		StanCorp Financial Group, Inc.	81,830
1,404		Torchmark Corp.	90,895
		TOTAL	830,208
		Lumber Products--0.0%
658		Louisiana-Pacific Corp.	7,574
		Major Steel Producer--2.4%
3,021		United States Steel Corp.	465,083
		Maritime--0.7%
1,063	[1]	Kirby Corp.	58,295
1,122		Overseas Shipholding Group, Inc.	84,442
		TOTAL	142,737
		Medical Technology--0.7%
394	[1]	Intuitive Surgical, Inc.	113,968
432	[1]	Masimo Corp.	12,593
263		Stryker Corp.	17,050
		TOTAL	143,611
		Metal Fabrication--0.1%
96		Mueller Industries, Inc.	3,108
291		Timken Co.	10,520
		TOTAL	13,628
		Mini-Mill Producer--0.2%
223		Nucor Corp.	16,837
149		Schnitzer Steel Industries, Inc., Class A	13,112
66		Steel Dynamics, Inc.	2,300
		TOTAL	32,249
		Miscellaneous Communications--0.1%
539	[1]	Bankrate, Inc.	28,157
		Miscellaneous Food Products--0.6%
2,287		Archer-Daniels-Midland Co.	100,765
143		Corn Products International, Inc.	6,632
434	[1]	Fresh Del Monte Produce, Inc.	13,753
		TOTAL	121,150
		Miscellaneous Machinery--0.2%
901		Fastenal Co.	43,978
		Miscellaneous Components--0.5%
2,043		Amphenol Corp., Class A	94,346
		Money Center Bank--4.0%
14,451		Bank of America Corp.	542,491
4,925		J.P. Morgan Chase & Co.	234,676
		TOTAL	777,167
		Mortgage and Title--0.2%
1,537		Fidelity National Financial, Inc., Class A	24,577
181		LandAmerica Financial Group, Inc.	5,195
191		MGIC Investment Corp.	2,489
653		PMI Group, Inc.	3,676
381		Radian Group, Inc.	2,057
196		Stewart Information Services Corp.	4,800
		TOTAL	42,794
		Multi-Industry Capital Goods--3.0%
78	[1]	Ceradyne, Inc.	3,039
12,519		Tyco International Ltd.	585,764
		TOTAL	588,803
		Multi-Line Insurance--5.0%
7,837		Allstate Corp.	394,671
3,304		Assurant, Inc.	214,760
163		FBL Financial Group, Inc., Class A	4,513
3,149		Genworth Financial, Inc., Class A	72,616
1,205		Hanover Insurance Group, Inc.	54,080
190		Harleysville Group, Inc.	6,926
157		Infinity Property & Casualty	6,085
262	[1]	Navigators Group, Inc.	12,838
8,874		UNUMProvident Corp.	205,966
		TOTAL	972,455
		Offshore Driller--1.2%
55	[1]	Bristow Group, Inc.	2,901
328		ENSCO International, Inc.	20,903
908	[1]	Hornbeck Offshore Services, Inc.	45,282
239	[1]	Oceaneering International, Inc.	15,960
2,340		Tidewater, Inc.	152,615
		TOTAL	237,661
		Oil Service, Explore & Drill--2.4%
80	[1]	Continental Resources, Inc.	3,438
205	[1]	Dawson Geophysical Co.	14,830
972	[1]	Grey Wolf, Inc.	6,094
688	[1]	Gulfmark Offshore, Inc.	41,142
2,441		Helmerich & Payne, Inc.	131,204
2,089	[1]	Mariner Energy, Inc.	57,573
430		Patterson-UTI Energy, Inc.	12,014
1,891	[1]	Pride International, Inc.	80,273
183	[1]	Seacor Holdings, Inc.	15,575
296	[1]	Trico Marine Services, Inc.	11,156
1,564	[1]	Unit Corp.	99,330
		TOTAL	472,629
		Oil Well Supply--2.3%
3,955	[1]	FMC Technologies, Inc.	265,776
1,542	[1]	Oil States International, Inc.	77,193
2,320	[1]	Superior Energy Services, Inc.	102,962
		TOTAL	445,931
		Optical Reading Equipment--0.1%
726	[1]	Intermec, Inc.	15,333
		Other Communications Equipment--0.1%
459	[1]	Superior Essex, Inc.	13,646
1,222	[1]	Tellabs, Inc.	6,306
		TOTAL	19,952
		Packaged Foods--0.0%
111		Wrigley (Wm.), Jr. Co.	8,454
		Paper Products--0.0%
300		MeadWestvaco Corp.	7,890
		Personnel Agency--0.0%
323	[1]	Volt Information Science, Inc.	4,309
		Pollution Control--0.0%
99	[1]	Clean Harbors, Inc.	6,531
		Printing--0.0%
120	[1]	Consolidated Graphics, Inc.	6,980
		Property Liability Insurance--4.4%
533		American Financial Group, Inc.	14,615
6,534		Chubb Corp.	346,106
141		Mercury General Corp.	7,034
233	[1]	ProAssurance Corp.	12,333
734		Reinsurance Group of America	38,153
8,422		The Travelers Cos., Inc.	424,469
269		Transatlantic Holdings, Inc.	17,445
		TOTAL	860,155
		Psychiatric Centers--0.1%
394	[1]	Psychiatric Solutions, Inc.	13,676
		Railroad--0.7%
2,111		CSX Corp.	132,887
84		Norfolk Southern Corp.	5,005
		TOTAL	137,892
		Recreational Vehicles--0.0%
189		Harley Davidson, Inc.	7,229
		Regional Bank--4.6%
739		Associated Banc Corp.	20,892
4,049		BB&T Corp.	138,840
1,002		City National Corp.	48,617
1,831		Fifth Third Bancorp	39,238
475		First Community Bancorp	10,208
1,122		M & T Bank Corp.	104,604
673		Oriental Financial Group	12,652
12,886		Regions Financial Corp.	282,461
458		SunTrust Banks, Inc.	25,534
1,565		TCF Financial Corp.	27,231
419		Trustmark Corp.	9,126
1,433		UnionBanCal Corp.	75,247
2,090		Wells Fargo & Co.	62,178
304		Whitney Holding Corp.	7,117
421		Wilmington Trust Corp.	13,842
326		Zions Bancorp	15,110
		TOTAL	892,897
		Restaurant--0.0%
154		Bob Evans Farms, Inc.	4,323
		Savings & Loan--2.3%
420		Downey Financial Corp.	5,939
4,157		Federal Home Loan Mortgage Corp.	103,551
6,550		Federal National Mortgage Association	185,365
3,975		Hudson City Bancorp, Inc.	76,042
3,355		Washington Mutual Bank	41,233
1,148		Webster Financial Corp. Waterbury	29,905
		TOTAL	442,035
		Securities Brokerage--0.3%
366	[1]	Interactive Brokers Group, Inc., Class A	11,555
258	[1]	KBW, Inc.	6,125
605	[1]	Knight Capital Group, Inc., Class A	11,320
118		Legg Mason, Inc.	7,113
595		Raymond James Financial, Inc.	17,118
		TOTAL	53,231
		Semiconductor Distribution--0.4%
2,754	[1]	Avnet, Inc.	72,127
		Semiconductor Manufacturing--2.2%
5,566	[1]	MEMC Electronic Materials, Inc.	350,491
4,761	[1]	Micron Technology, Inc.	36,755
1,873	[1]	Omnivision Technologies, Inc.	30,043
417	[1]	Plexus Corp.	10,046
433	[1]	Spansion, Inc.	1,429
		TOTAL	428,764
		Semiconductor Manufacturing Equipment--0.1%
849	[1]	Teradyne, Inc.	11,283
		Services to Medical Professionals--0.8%
984	[1]	Centene Corp.	18,076
1,967	[1]	Express Scripts, Inc., Class A	137,729
		TOTAL	155,805
		Shoes--0.1%
189	[1]	Deckers Outdoor Corp.	26,095
		Software Packaged/Custom--1.5%
1,342	[1]	Activision, Inc.	36,301
373	[1]	Advent Software, Inc.	14,868
338	[1]	CSG Systems International, Inc.	4,090
4,383	[1]	Computer Sciences Corp.	191,055
2,494		Electronic Data Systems Corp.	46,289
		TOTAL	292,603
		Specialty Chemicals--0.4%
228		Minerals Technologies, Inc.	15,445
1,121	[1]	OM Group, Inc.	61,386
386	[1]	Polypore International, Inc.	9,036
		TOTAL	85,867
		Specialty Retailing--0.5%
996	[1]	Big Lots, Inc.	26,922
632		Costco Wholesale Corp.	45,030
346		Nordstrom, Inc.	12,200
165	[1]	Zale Corp.	3,419
		TOTAL	87,571
		Telecommunication Equipment & Services--3.8%
2,664	[1]	ADC Telecommunications, Inc.	37,349
26,219		Corning, Inc.	700,309
		TOTAL	737,658
		Toys & Games--0.1%
427	[1]	JAKKS Pacific, Inc.	10,030
		Trucking--0.3%
26		Con-way, Inc.	1,203
790		Ryder System, Inc.	54,091
		TOTAL	55,294
		Undesignated Consumer Cyclicals--1.3%
2,115		DeVRY, Inc.	120,555
2,663		Pharmaceutical Product Development, Inc.	110,301
470		Speedway Motorsports, Inc.	12,239
		TOTAL	243,095
		Undesignated Consumer Staples--0.0%
133	[1]	NBTY, Inc.	3,744
		TOTAL COMMON STOCKS (IDENTIFIED COST $16,680,387)	18,710,661
		MUTUAL FUND--2.3%
456,678	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.90% (AT NET ASSET VALUE)	456,678
		TOTAL INVESTMENTS –98.5% (IDENTIFIED COST $17,137,065)[4]	19,167,339
		OTHER ASSETS AND LIABILITIES –NET – 1.5%[5]	284,087
		TOTAL NET ASSETS –100%	$19,451,426
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At April 30, 2008, the cost of investments for federal tax purposes was $17,137,065. The net unrealized appreciation of investments for federal tax purposes was $2,030,274. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,415,462 and net unrealized depreciation from investments for those securities having an excess of cost over value of $385,188.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated MDT Series

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	June 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008